UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period :	January 1, 2018 — December 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Prior to April 30, 2018, the fund was known as Putnam VT Absolute Return 500 Fund.

Message from the Trustees

February 13, 2019

Dear Shareholder:

Global financial markets encountered challenges in the final months of 2018. December was difficult for stock markets worldwide, and most major indexes finished the year with losses. Among the issues that contributed to the downturn were uncertainty about monetary policy, a slowing Chinese economy, and the U.S.–China trade dispute. Fixed-income markets were less volatile than stocks, and higher quality bonds benefited from a flight to safety amid the turmoil.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/18)

Investment objective
Positive total return

Net asset value December 31, 2018
Class IA: $9.61	Class IB: $9.47

Total return at net asset value
				Bloomberg
				Barclays
			ICE BofAML	U.S.
			U.S.	Aggregate
(as of	Class IA	Class IB	Treasury	Bond
12/31/18)	shares*	shares*	Bill Index	Index	S&P 500
1 year	–7.57%	–7.84%	1.88%	0.01%	–4.38%
5 years	3.88	2.56	3.23	13.26	50.33
Annualized	0.76	0.51	0.64	2.52	8.49
Life	9.27	7.06	3.51	22.63	116.16
Annualized	1.16	0.89	0.45	2.69	10.57

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The S&P 500 Index is an unmanaged index of common stock performance. The ICEBofAML U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets as of 12/31/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or by the use of derivatives.

Putnam VT Multi-Asset Absolute Return Fund 1

Report from your fund’s manager

How was the investment environment for the 12-month reporting period ended December 31, 2018?

Global markets were marked by a series of ups and downs during the 12-month period. Falling stock prices, a strong U.S. dollar, weakening global growth, rising interest rates, and concerns about President Donald Trump’s trade and economic policies set investors on edge. The MSCI World Index, a broad global equity index composed of large and mid-cap stocks, finished the period down 8.71%, and the S&P 500 Index dropped 4.38%. Volatility also increased across all financial markets.

Treasury yields moved higher on the short end of the yield curve and lower on the intermediate and long end. The widely watched spread between two- and 10-year Treasury yields narrowed following the Federal Reserve’s rate hikes in 2018. The decline in long-term yields is a sign that bond investors expect the economy to slow. The Fed raised its benchmark rate to a range of 2.25% to 2.50% in December, rounding out four rate hikes in 2018. As a result, the U.S. dollar appreciated against many global currencies. However, the European Central Bank left rates unchanged in 2018 and ended its multi-trillion bond-buying program in December.

Economic indicators deteriorated globally, including in China and the eurozone. But the U.S. economy held steady; the economy grew at a 3.5% annual rate in the third quarter of 2018 after expanding 4.2% in the second quarter, buoyed by government spending and tax cuts. Markets in Europe struggled due to political concerns, including Brexit. The Trump administration’s approach to trade, including an escalation in trade disputes with China, rattled global financial markets and businesses.

How did the fund perform?

For the 12-month period, the fund’s class IA shares declined 7.57%, underperforming the benchmark ICE BofAML U.S. Treasury Bill Index, which returned 1.88%.

What strategies influenced the fund’s performance?

The fund’s directional positions detracted, with long exposures to equities and commodities the primary factors. Non-directional strategies were also a significant driver of underperformance. Equity long-short positions were the primary cause of non-directional weakness, including the U.S., developed international, and emerging markets. Active currency decisions and a short-term S&P 500 Index mean-reversion strategy also detracted from the fund’s performance. With regard to positive contributors, a regional fixed-income country selection strategy helped. Despite a difficult calendar year, our long-term track record for non-directional strategies remains strong.

How did the fund use derivatives?

Futures were used in an effort to manage the fund’s exposure to market risk, to hedge prepayment and interest-rate risks, gain exposure to interest rates, and to equitize cash. Interest-rate swaps were used to hedge interest-rate risk, gain exposure on interest rates, and mitigate prepayment risks. Forward currency contracts were also used to hedge foreign exchange risk and to gain exposure to currencies. Total return swaps were used in an effort to hedge sector exposure, and also to manage and gain exposure to specific sectors, industries, securities, or a basket of securities.

What is your outlook for 2019?

We believe economic growth in the United States is likely to slow in 2019. Fed Chair Jerome H. Powell said in January that low inflation would allow the Fed to be “patient” in deciding whether to continue raising interest rates. Overall, the combination of a peak in global growth momentum, mounting trade risks, and a more restrictive Fed is a good recipe for higher volatility in markets, in our view. We expect bond yields to continue to drift higher in 2019 as interest-rate normalization continues in the United States and globally.

Although we believe stock and bond market volatility are likely to persist this year, we increased our exposure to equity, inflation [commodities], and credit risks, looking to take advantage of any short-term market weakness. The portfolio has an overweight position in U.S. equities and commodities. We are neutral on high-yield credit and slightly underweight position in interest-rate-sensitive fixed-income assets. For U.S. stocks, valuations are more appealing, and companies may return to buying back their own shares, in our view. We are constructive on commodities. In terms of credit, we recently upgraded our position due to positive indications from our quantitative model. We believe fundamentals are better in this sector following third-quarter 2018 earnings reports.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment

2 Putnam VT Multi-Asset Absolute Return Fund

exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than typical volatility to seek its targeted return. The fund may not achieve its goal, and it is not intended to be a complete investment program. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

The fund is not intended to outperform stocks and bonds during strong market rallies.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation. He has been in the investment industry since he joined Putnam in 1994.

Robert J. Schoen and Jason R. Vaillancourt, CFA, are also Portfolio Managers of the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Multi-Asset Absolute Return Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/18 to 12/31/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/17*	0.94%	1.19%
Total annual operating expenses for the fiscal
year ended 12/31/17	1.39%	1.64%
Annualized expense ratio for the six-month
period ended 12/31/18†	0.90%	1.15%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.04%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/19.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/18		ended 12/31/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.41	$5.63	$4.58	$5.85
Ending value
(after
expenses)	$944.00	$942.30	$1,020.67	$1,019.41

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Multi-Asset Absolute Return Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Multi-Asset Absolute Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Multi-Asset Absolute Return Fund (formerly known as Putnam VT Absolute Return 500 Fund) (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Multi-Asset Absolute Return Fund 5

The fund’s portfolio 12/31/18

COMMON STOCKS (10.0%)*	Shares	Value
Basic materials (1.1%)
Anhui Conch Cement Co., Ltd. (China)	10,000	$47,984
Astral Foods, Ltd. (South Africa)	353	3,924
Catcher Technology Co., Ltd. (Taiwan)	5,000	36,048
China Oriental Group Co., Ltd. (China)	18,000	10,613
Evraz PLC (Russia)	6,306	38,621
Formosa Chemicals & Fibre Corp. (Taiwan)	15,000	50,828
Formosa Plastics Corp. (Taiwan)	12,000	39,111
Kumba Iron Ore, Ltd. (South Africa)	784	15,424
Lotte Chemical Corp. (South Korea)	49	12,135
PTT Global Chemical PCL (Thailand)	21,700	47,485
Sinopec Shanghai Petrochemical Co., Ltd. (China)	34,000	14,792
		316,965
Capital goods (0.3%)
China Railway Group, Ltd. (China)	42,000	38,355
Daelim Industrial Co., Ltd. (South Korea)	242	22,179
United Tractors Tbk PT (Indonesia)	3,100	5,899
Weichai Power Co., Ltd. Class H (China)	23,000	26,082
		92,515
Communication services (0.8%)
Advanced Info Service PCL (Thailand)	1,900	10,066
China Mobile, Ltd. (China)	5,000	48,186
KT Corp. (South Korea)	247	6,598
LG Uplus Corp. (South Korea)	3,674	58,024
SK Telecom Co., Ltd. (South Korea)	220	53,177
Telkom SA SOC, Ltd. (South Africa)	2,698	11,868
TIM Participacoes SA (Brazil)	10,000	30,575
		218,494
Consumer cyclicals (1.2%)
Astro Malaysia Holdings Bhd (Malaysia)	3,900	1,233
Dongfeng Motor Group Co., Ltd. (China)	28,000	25,229
Ford Otomotiv Sanayi AS (Turkey)	1,034	9,769
Geely Automobile Holdings, Ltd. (China)	11,000	19,470
Genting Bhd (Malaysia)	8,300	12,259
Guangzhou Automobile Group Co., Ltd. Class H
(China)	10,000	9,881
Haier Electronics Group Co., Ltd. (China)	3,000	7,316
Itausa - Investimentos Itau SA
(Preference) (Brazil)	1,320	4,114
Motus Holdings, Ltd. (South Africa) †	2,240	13,702
Mr Price Group, Ltd. (South Africa)	2,101	35,945
Pou Chen Corp. (Taiwan)	3,000	3,166
President Chain Store Corp. (Taiwan)	4,000	40,414
Qualicorp SA (Brazil)	7,900	26,274
Sinotruk Hong Kong, Ltd. (China)	24,500	37,062
Tekfen Holding AS (Turkey)	1,492	5,841
Wal-Mart de Mexico SAB de CV (Mexico)	23,515	59,805
Zhongsheng Group Holdings, Ltd. (China)	7,000	13,914
		325,394
Consumer staples (0.5%)
Cia Cervecerias Unidas SA ADR (Chile)	421	10,580
Estacio Participacoes SA (Brazil)	400	2,452
Indofood Sukses Makmur Tbk PT (Indonesia)	17,500	9,080
LG Corp. (South Korea)	192	12,036
Sao Martinho SA (Brazil)	1,700	7,979
Smiles Fidelidade SA (Brazil)	2,100	23,716
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	4,781	5,122

COMMON STOCKS (10.0%)* cont.	Shares	Value
Consumer staples cont.
Uni-President Enterprises Corp. (Taiwan)	21,000	$47,527
Want Want China Holdings, Ltd. (China)	38,000	26,435
		144,927
Energy (0.7%)
China Petroleum & Chemical Corp. (Sinopec) (China)	74,000	52,871
Ecopetrol SA ADR (Colombia)	2,421	38,445
Jastrzebska Spolka Weglowa SA (Poland) †	489	8,789
Petronas Dagangan Bhd (Malaysia)	1,100	7,044
PTT PCL (Foreign depositary shares) (Thailand)	38,900	54,957
Surgutneftegas OJSC (Russia)	12,177	6,915
Thai Oil PCL (Thailand)	4,900	9,970
		178,991
Financials (2.7%)
Agile Group Holdings, Ltd. (China)	20,000	23,269
Banco de Chile ADR (Chile)	306	8,752
Banco do Brasil SA (Brazil)	2,700	32,387
Banco Santander (Brasil) S.A. (Units) (Brazil)	4,000	44,069
Banco Santander Chile ADR (Chile)	722	21,588
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand Class B
(Mexico)	12,175	15,092
Bank of China, Ltd. (China)	82,000	35,232
Bank of Communications Co., Ltd. (China)	63,000	49,013
China Construction Bank Corp. (China)	5,000	4,099
Country Garden Holdings co., Ltd. (China)	33,000	39,752
FirstRand, Ltd. (South Africa)	7,418	33,802
Fosun International, Ltd. (China)	23,500	34,379
Grupo Financiero Banorte SAB de CV (Mexico)	7,740	37,783
Guangzhou R&F Properties Co., Ltd. (China)	16,400	24,564
Hana Financial Group, Inc. (South Korea)	919	29,822
Industrial & Commercial Bank of China, Ltd.
(China)	116,000	82,324
Industrial Bank of Korea (South Korea)	1,724	21,707
IRB Brasil Resseguros SA (Brazil)	2,000	43,068
Itau Unibanco Holding SA (Preference) (Brazil)	5,100	46,714
KB Financial Group, Inc. (South Korea)	68	2,838
Korea Investment Holdings Co., Ltd. (South Korea)	513	27,231
Ping An Insurance (Group) Co. of China, Ltd.
Class H (China)	2,500	21,951
Sberbank of Russia PJSC ADR (Russia)	2,148	23,542
Shinhan Financial Group Co., Ltd. (South Korea)	483	17,140
Yuanta Financial Holding Co., Ltd. (Taiwan)	48,000	24,030
		744,148
Health care (0.2%)
China Shineway Pharmaceutical Group, Ltd. (China)	4,000	3,861
Guangzhou Baiyunshan Pharmaceutical Holdings Co. ,
Ltd. (China)	4,000	14,416
Hypermarcas SA (Brazil)	3,882	30,249
		48,526
Technology (1.9%)
Alibaba Group Holding, Ltd. ADR (China) † S	443	60,722
AU Optronics Corp. (Taiwan)	5,000	1,985
HannStar Display Corp. (Taiwan)	22,000	4,997
Naspers, Ltd. Class N (South Africa)	45	9,046
Radiant Opto-Electronics Corp. (Taiwan)	7,000	19,123
Samsung Electronics Co., Ltd. (South Korea)	4,930	170,581
SK Hynix, Inc. (South Korea)	1,140	61,621
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	1,987	73,340

6 Putnam VT Multi-Asset Absolute Return Fund

COMMON STOCKS (10.0%)* cont.	Shares	Value
Technology cont.
Tencent Holdings, Ltd. (China)	2,500	$99,098
Tianneng Power International, Ltd. (China)	12,000	9,953
Tripod Technology Corp. (Taiwan)	5,000	13,007
		523,473
Transportation (0.2%)
AirAsia Bhd (Malaysia)	22,100	15,837
Grupo Aeroportuario del Centro Norte SAB de CV
(Mexico)	4,955	23,648
Imperial Holdings, Ltd. (South Africa)	2,240	10,587
		50,072
Utilities and power (0.4%)
Cia de Saneamento Basico do Estado de Sao Paulo
(Brazil)	3,700	30,072
Glow Energy PCL (Thailand)	3,200	8,747
Inter RAO UES PJSC (Russia)	207,594	11,609
Manila Electric Co. (Philippines)	550	3,974
Tenaga Nasional Bhd (Malaysia)	15,300	50,187
		104,589
Total common stocks (cost $2,783,835)		$2,748,094

COMMODITY LINKED NOTES (9.7%)* ††† Principal amount		Value

Bank of America Corp. 144A sr. unsec.
unsub. notes 1-month LIBOR less 0.17%, 2019
(Indexed to the BofA Merrill Lynch Commodity
MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$416,947
Bank of America Corp. 144A unsub. notes 1-month
LIBOR less 0.22%, 2019 (Indexed to the BofA
Merrill Lynch Commodity MLBX4SX6 Excess Return
Strategy multiplied by 3)	100,000	125,177
Citigroup Global Markets Holdings, Inc.
sr. notes Ser. N, 1-month USD LIBOR less 0.15%,
2019 (Indexed to the Citi Commodities F3 vs F0
-4x Leveraged CVIC4X30 Index multiplied by 3)	224,000	310,412
Citigroup Global Markets Holdings, Inc. 144A
sr. notes 1-month USD LIBOR less 0.18%, 2019
(Indexed to the Citi Cross-Asset Trend 10% Vol
Index multiplied by 3)	312,000	299,381
UBS AG/London 144A sr. notes 1-month LIBOR less
0.25%, 2020 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)	241,000	245,050
Goldman Sachs International 144A notes zero %,
2019 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	532,000	532,429
UBS AG/London 144A sr. notes, 1-month LIBOR less
0.25%, 2020 (Indexed to the S&P GSCI Total
Return Index multiplied by 3) (United Kingdom)	90,000	90,105
Deutsche Bank AG/London 144A sr. unsec. notes,
1-month LIBOR less 0.35%, 2020 (Indexed to the
S&P GSCI Total Return Index multiplied by
3) (United Kingdom)	369,000	273,245
UBS AG/London 144A sr. notes 1-month LIBOR less
0.25%, 2019 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)	349,000	369,416
Total commodity Linked Notes (cost $2,517,000)		$2,662,162

INVESTMENT COMPANIES (9.1%)*	Shares	Value

Communication Services Select Sector SPDR Fund	8,935	$368,837
Consumer Discretionary Select Sector SPDR Fund	3,824	378,614
Energy Select Sector SPDR Fund	5,453	312,730
Health Care Select Sector SPDR Fund	4,378	378,741
Industrial Select Sector SPDR Fund	5,640	363,272

INVESTMENT COMPANIES (9.1%)* cont.	Shares	Value
iShares MSCI India ETF (India)	9,097	$303,294
Technology Select Sector SPDR Fund	6,058	375,475
Total investment companies (cost $2,568,775)		$2,480,963

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (7.4%)*	Principal amount	Value
U.S. Government Agency Mortgage Obligations (7.4%)
Federal National Mortgage Association
Pass-Through Certificates
4.00%, TBA, 1/1/49	$1,000,000	$1,019,297
3.50%, TBA, 1/1/49	1,000,000	999,531
Total U.S. government and agency mortgage
obligations (cost $1,987,187)		$2,018,828

U.S. TREASURY OBLIGATIONS (0.6%)*	Principal amount	Value
U.S. Treasury Notes
1.625%, 4/30/19 [i]	$111,000	$110,998
1.00%, 9/30/19 [i]	43,000	42,600
Total U.S. treasury obligations (cost $153,598)		$153,598

MORTGAGE-BACKED SECURITIES (6.6%)*	Principal amount	Value
Agency collateralized mortgage obligations (4.9%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.50%), 4.045%, 10/15/40	$22,419	$3,575
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	77,912	15,193
Ser. 4259, Class DI, IO, 4.00%, 6/15/43	123,667	20,849
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	37,260	5,070
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.595%, 8/15/38	105,996	6,527
Ser. 4097, Class PI, IO, 3.50%, 11/15/40	77,119	8,268
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	82,993	7,054
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	101,052	18,407
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	158,231	17,983
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	70,147	6,134
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 6.506%,
5/25/25	3,659	3,890
Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	198,784	41,621
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	55,756	13,452
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	231,797	48,659
Ser. 15-30, IO, 5.50%, 5/25/45	201,470	43,622
IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.094%, 1/25/44	94,401	16,017
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	93,600	18,431
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 2/25/47	127,471	18,973
IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.594%, 9/25/46	93,195	12,838
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	42,258	4,063
IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.75%), 3.244%, 10/25/47	400,381	46,302
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	45,618	4,619
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	167,950	10,838
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	53,674	3,240
Government National Mortgage Association
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	182,236	44,839
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	121,487	24,613
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	92,010	12,664
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	42,731	8,524
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	1,138	86

Putnam VT Multi-Asset Absolute Return Fund 7

MORTGAGE-BACKED
SECURITIES (6.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	$38,659	$8,644
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	55,578	12,249
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	40,316	9,202
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	60,648	13,679
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	70,691	13,873
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	80,756	16,880
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	167,795	21,005
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	56,878	12,344
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	64,777	10,107
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	15,688	3,238
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US
LIBOR) + 6.68%), 4.225%, 1/16/40	244,349	32,071
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.58%), 4.11%, 6/20/40	120,471	20,438
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	193,932	33,748
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	39,933	5,802
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	83,431	13,463
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	66,107	13,492
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	91,009	16,601
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	38,847	6,582
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	82,696	5,586
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 3.78%, 7/20/48	161,822	23,060
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 3.73%, 8/20/48	120,378	16,767
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.68%, 9/20/43	26,172	3,878
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.58%, 2/20/41	56,718	7,947
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 3.53%, 11/20/39	93,901	6,798
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	97,441	15,431
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	95,562	16,014
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	62,816	7,921
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	33,350	4,039
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	33,050	4,835
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	29,626	3,436
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	73,426	5,128
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	17,249	664
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	56,312	6,484
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	134,652	15,485
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	149,388	10,278
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	59,452	4,807
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	103,322	6,110
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	48,323	3,948
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65 W	112,545	13,622
Ser. 17-H02, Class BI, IO, 2.504%, 1/20/67 W	135,088	16,832
Ser. 17-H06, Class BI, IO, 2.373%, 2/20/67 W	112,207	13,286
Ser. 15-H20, Class CI, IO, 2.18%, 8/20/65 W	154,074	16,078
FRB Ser. 15-H16, Class XI, IO, 2.151%, 7/20/65 W	90,317	8,966
FRB Ser. 16-H16, Class DI, IO, 2.129%, 6/20/66 W	92,419	10,859
Ser. 15-H25, Class BI, IO, 2.12%, 10/20/65 W	250,708	22,579
Ser. 16-H02, Class BI, IO, 2.103%, 11/20/65 W	283,536	25,526
Ser. 17-H11, Class NI, IO, 2.097%, 5/20/67 W	216,538	22,751
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	388,656	27,007
Ser. 18-H05, Class AI, IO, 1.983%, 2/20/68 W	121,976	16,486
Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65 W	239,389	22,721
Ser. 15-H19, Class NI, IO, 1.898%, 7/20/65 W	169,991	15,397
Ser. 14-H21, Class AI, IO, 1.859%, 10/20/64 W	180,499	14,556
Ser. 15-H18, Class IA, IO, 1.806%, 6/20/65 W	84,526	5,382
Ser. 15-H10, Class CI, IO, 1.80%, 4/20/65 W	141,861	12,913

MORTGAGE-BACKED
SECURITIES (6.6%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H26, Class GI, IO, 1.783%, 10/20/65 W	$188,964	$16,604
Ser. 17-H14, Class DI, IO, 1.695%, 6/20/67 W	302,252	20,932
Ser. 15-H09, Class BI, IO, 1.683%, 3/20/65 W	197,611	15,503
Ser. 15-H10, Class EI, IO, 1.616%, 4/20/65 W	120,218	6,004
Ser. 15-H24, Class BI, IO, 1.602%, 8/20/65 W	385,045	16,863
Ser. 15-H25, Class AI, IO, 1.599%, 9/20/65 W	257,605	19,493
Ser. 11-H15, Class AI, IO, 1.521%, 6/20/61 W	94,153	5,061
Ser. 16-H08, Class GI, IO, 1.411%, 4/20/66 W	208,705	11,646
Ser. 15-H09, Class AI, IO, 1.342%, 4/20/65 W	195,247	16,831
Ser. 16-H03, Class AI, IO, 1.252%, 1/20/66 W	139,687	13,445
Ser. 16-H04, Class KI, IO, 1.209%, 2/20/66 W	100,401	7,530
		1,333,258
Commercial mortgage-backed securities (0.7%)
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class C, 5.27%, 3/11/39 W
(In default) †	25,000	3,157
GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C1, Class D, 4.415%, 6/10/48 W	13,612	11,972
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 04-C3, Class X1, IO, 0.902%,
12/10/41 W	43,910	325
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.529%, 9/10/47 W	27,000	23,609
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46 W	16,000	12,957
ML-CFC Commercial Mortgage Trust Ser. 07-6,
Class AM, 5.526%, 3/12/51 W	12,203	12,202
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.604%, 12/12/49 W	18,394	163
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63 W	17,000	11,931
Ser. 13-C6, Class E, 3.50%, 4/10/46	38,000	27,821
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	30,000	15,727
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	100,000	65,447
		185,311
Residential mortgage-backed securities (non-agency) (1.0%)
Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B,
(1 Month US LIBOR + 2.93%), 5.431%, 4/25/34	14,681	15,674
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A1A, 4.249%, 4/25/37 W	40,589	40,707
Countrywide Alternative Loan Trust FRB
Ser. 05-27, Class 1A6, (1 Month US LIBOR
+ 0.82%), 3.326%, 8/25/35	15,121	13,457
Countrywide Home Loans Mortgage Pass-Through
Trust FRB Ser. 05-3, Class 1A1, (1 Month US
LIBOR + 0.62%), 3.126%, 4/25/35	9,790	8,442
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.756%,
9/25/28	59,851	85,094
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 8.206%,
4/25/28	11,567	13,022
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%,
9/25/29	10,000	11,205
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2M2, (1 Month US LIBOR + 3.65%), 6.156%,
9/25/29	10,000	10,621

8 Putnam VT Multi-Asset Absolute Return Fund

MORTGAGE-BACKED
SECURITIES (6.6%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%), 5.306%,
2/25/30	$10,000	$10,198
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.856%,
1/25/31	20,000	19,360
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 04-AR12, Class A2B, (1 Month US LIBOR
+ 0.92%), 3.426%, 10/25/44	22,873	22,159
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR6, Class 7A2, 4.768%, 3/25/36 W	7,424	7,267
FRB Ser. 05-AR4, Class 1A3, 4.177%, 4/25/35 W	27,100	27,542
		284,748

Total mortgage-backed securities (cost $1,895,369)		$1,803,317

PURCHASED OPTIONS
OUTSTANDING (0.9%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.34	608,175	GBP 477,150	$10,131
SPDR S&P 500 ETF
Trust (Put)	Nov-19/240.00	$640,295	2,562	34,376
SPDR S&P 500 ETF
Trust (Put)	Oct-19/240.00	644,294	2,578	34,122
Citibank, N.A.
SPDR S&P 500 ETF
Trust (Put)	Aug-19/250.00	640,295	2,562	40,637
SPDR S&P 500 ETF
Trust (Put)	Jul-19/250.00	641,295	2,566	38,574
USD/JPY (Put)	Jan-19/JPY 108.00	1,244,300	1,244,300	6,132
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	648,800	648,800	3,434
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.80	301,103	EUR 262,800	2,410
SPDR S&P 500 ETF
Trust (Put)	Sep-19/260.00	639,545	$2,559	52,984
SPDR S&P 500 ETF
Trust (Put)	Dec-19/215.00	614,553	2,459	19,229
Total purchased options outstanding (cost $157,412)			$242,029

ASSET-BACKED SECURITIES (0.9%)*	Principal amount	Value
loanDepot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US
LIBOR + 0.80%), 3.306%, 11/25/50	$34,000	$34,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR
+ 0.90%), 3.215%, 4/24/19	65,000	65,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 9/24/19	90,000	90,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 7/24/19	51,000	51,000
Total asset-backed securities (cost $240,000)		$240,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.8%)*	Principal amount	Value
Buenos Aires (Province of) unsec. FRN
(Argentina Deposit Rates BADLAR + 3.83%),
52.516%, 5/31/22 (Argentina)	ARS 195,000	$5,023
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21 (Argentina)	$100,000	98,020

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.8%)* cont.	Principal amount	Value

Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	$39,000	$39,426
Uruguay (Republic of) sr. unsec.
unsub. notes 4.375%, 10/27/27 (Uruguay)	70,000	70,088
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (in default) †	12,000	2,490
Total foreign government and agency bonds
and notes (cost $226,315)		$215,047

CORPORATE BONDS AND NOTES (0.4%)*	Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	$20,000	$19,776
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	4,000	3,940
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	10,000	11,200
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	21,000	21,263
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	12,000	12,285
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	28,000	26,320
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	1,910
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	26,000	3,863
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	10,000	8,047
Total corporate bonds and notes (cost $115,783)		$108,604

	Expiration
WARRANTS (0.4%)* †	date	Strike price	Warrants	Value
Bank of Shanghai Co.,
Ltd. 144A (China)	12/12/19	$0.00	28,309	$46,139
Gree Electric Appliances
of Zhuhai, Inc. 144A
(China)	8/29/19	0.00	8,696	45,204
Guangdong Kangmei
Pharmaceutic 144A
(China)	12/12/19	0.00	7,752	10,399
Total warrants (cost $116,776)				$101,742

	Principal amount/
SHORT-TERM INVESTMENTS (64.8%)*	shares	Value

Putnam Cash Collateral Pool, LLC 2.58% [d]	Shares 42,600	$42,600
Putnam Short Term Investment
Fund 2.58% L	Shares 6,110,990	6,110,990
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.27% P	Shares 600,000	600,000
Interest in $92,226,000 joint tri-party
repurchase agreement dated 12/31/18 with
Merrill Lynch, Pierce, Fenner & Smith, Inc. due
1/2/19 — maturity value of $6,661,110 for an
effective yield of 3.000% (collateralized by a
mortgage backed security with a coupon rate
of 3.500% and a due date of 3/20/47, valued
at $94,070,521)	$6,660,000	6,660,000

Putnam VT Multi-Asset Absolute Return Fund 9

	Principal amount/
SHORT-TERM INVESTMENTS (64.8%)* cont.	shares	Value
Bank of Nova Scotia (The) commercial paper
2.618%, 2/4/19	$250,000	$249,382
CRC Funding, LLC asset backed commercial paper
2.842%, 3/20/19	250,000	248,469
DNB Bank ASA commercial paper 2.719%, 3/1/19	275,001	273,808
Fairway Finance Co., LLC asset backed commercial
paper 2.827%, 3/6/19	225,001	223,898
MetLife Short Term Funding, LLC asset backed
commercial paper 2.505%, 1/23/19	250,000	249,598
Old Line Funding, LLC asset backed commercial
paper 2.580%, 1/22/19	154,001	153,762
Skandinaviska Enskilda Banken AB commercial paper
2.819%, 3/19/19	250,000	248,534
Standard Chartered Bank/New York commercial
paper 2.614%, 1/16/19	275,000	274,700
Sumitomo Mitsui Banking Corp. commercial paper
2.820%, 3/18/19	250,000	248,576
Svenska Handelsbanken AB commercial paper
2.579%, 1/18/19	250,000	249,696
Total Capital Canada, Ltd. commercial paper
2.502%, 1/4/19	280,000	279,925
Victory Receivables Corp. asset backed commercial
paper 2.830%, 3/12/19	250,000	248,630
U.S. Treasury Bills 2.548%, 6/13/19 #	264,000	261,100
U.S. Treasury Bills 2.537%, 6/6/19 # Δ §	317,000	313,662
U.S. Treasury Bills 2.479%, 4/11/19 Δ §	245,001	243,381
U.S. Treasury Bills 2.481%, 4/18/19 # §	112,000	111,211
U.S. Treasury Bills 2.399%, 2/21/19 #	50,999	50,833
U.S. Treasury Bills 2.394%, 3/21/19 §	150,000	149,239
U.S. Treasury Bills 2.380%, 3/7/19 Δ §	151,000	150,360
U.S. Treasury Bills 2.271%, 1/10/19 Δ	92,999	92,953
Total short-term investments (cost $17,735,042)		$17,735,307

Total investments (cost $30,497,092)		$30,509,691

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.

IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $27,371,580.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $290,344 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $398,050 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $230,991 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $3,587,768 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

10 Putnam VT Multi-Asset Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $8,008,659)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Sell	1/16/19	$39,173	$37,298	$(1,875)
	Brazilian Real	Buy	1/3/19	75,727	76,452	(725)
	Brazilian Real	Sell	1/3/19	75,727	75,016	(711)
	British Pound	Sell	3/20/19	96,847	97,130	283
	Canadian Dollar	Sell	1/16/19	75,768	77,216	1,448
	Euro	Sell	3/20/19	59,387	59,044	(343)
	Japanese Yen	Sell	2/20/19	117,845	115,529	(2,316)
	New Zealand Dollar	Sell	1/16/19	74,318	74,354	36
	Norwegian Krone	Buy	3/20/19	193,403	195,944	(2,541)
	South Korean Won	Buy	2/20/19	78,931	79,158	(227)
	South Korean Won	Sell	2/20/19	79,430	77,762	(1,668)
Barclays Bank PLC
	Australian Dollar	Buy	1/16/19	132,948	135,317	(2,369)
	Canadian Dollar	Buy	1/16/19	73,789	76,465	(2,676)
	Euro	Sell	3/20/19	77,722	77,127	(595)
	Norwegian Krone	Buy	3/20/19	97,595	99,768	(2,173)
	Singapore Dollar	Sell	2/20/19	808	877	69
Citibank, N.A.
	Australian Dollar	Buy	1/16/19	79,191	80,816	(1,625)
	Canadian Dollar	Buy	1/16/19	179,747	185,092	(5,345)
	Euro	Sell	3/20/19	13,261	13,175	(86)
	Japanese Yen	Sell	2/20/19	39,136	37,837	(1,299)
	Norwegian Krone	Sell	3/20/19	37,762	37,314	(448)
	South Korean Won	Sell	2/20/19	701	1,365	664
Credit Suisse International
	Australian Dollar	Buy	1/16/19	298,867	304,902	(6,035)
	Canadian Dollar	Buy	1/16/19	78,260	85,705	(7,445)
	Euro	Sell	3/20/19	78,990	78,533	(457)
	Japanese Yen	Sell	2/20/19	39,794	38,595	(1,199)
	New Zealand Dollar	Sell	1/16/19	82,643	81,473	(1,170)
Goldman Sachs International
	Australian Dollar	Sell	1/16/19	246,520	253,680	7,160
	Brazilian Real	Buy	1/3/19	150,958	151,772	(814)
	Brazilian Real	Sell	1/3/19	150,958	150,277	(681)
	Canadian Dollar	Sell	1/16/19	77,307	81,773	4,466
	Euro	Sell	3/20/19	139,761	139,171	(590)
	New Taiwan Dollar	Buy	2/20/19	78,428	78,670	(242)
	New Taiwan Dollar	Sell	2/20/19	78,696	78,254	(442)
	New Zealand Dollar	Buy	1/16/19	416,708	430,179	(13,471)
	Norwegian Krone	Buy	3/20/19	397,645	406,385	(8,740)
	South African Rand	Buy	1/16/19	1,069	5,506	(4,437)
	Swedish Krona	Sell	3/20/19	117,373	115,766	(1,607)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/16/19	29,873	24,049	(5,824)
	British Pound	Buy	3/20/19	148,660	148,126	534
	Canadian Dollar	Sell	1/16/19	74,009	74,380	371
	Chinese Yuan (Offshore)	Buy	2/20/19	92,046	91,795	251
	Euro	Sell	3/20/19	52,238	51,560	(678)
	Mexican Peso	Sell	1/16/19	1,387	806	(581)
	New Zealand Dollar	Buy	1/16/19	199,257	196,225	3,032
	Norwegian Krone	Buy	3/20/19	74,432	75,452	(1,020)

Putnam VT Multi-Asset Absolute Return Fund 11

FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $8,008,659) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association cont.
	Norwegian Krone	Sell	3/20/19	$75,511	$74,618	$(893)
	Swedish Krona	Sell	3/20/19	38,701	37,859	(842)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/19	52,348	52,976	(628)
	British Pound	Buy	3/20/19	75,226	75,092	134
	Canadian Dollar	Sell	1/16/19	113,212	114,834	1,622
	Euro	Sell	3/20/19	110,702	109,799	(903)
	Japanese Yen	Buy	2/20/19	75,840	75,314	526
	New Zealand Dollar	Buy	1/16/19	4,766	3,611	1,155
	Norwegian Krone	Buy	3/20/19	160,434	165,918	(5,484)
	Singapore Dollar	Buy	2/20/19	73	753	(680)
	Swedish Krona	Sell	3/20/19	141,838	141,137	(701)
	Swiss Franc	Sell	3/20/19	24,080	23,857	(223)
NatWest Markets PLC
	Australian Dollar	Buy	1/16/19	85,320	88,033	(2,713)
	Canadian Dollar	Sell	1/16/19	3,005	4,111	1,106
	Euro	Buy	3/20/19	148,410	147,884	526
	Japanese Yen	Buy	2/20/19	36,061	36,947	(886)
	New Zealand Dollar	Sell	1/16/19	155,552	155,650	98
	Norwegian Krone	Sell	3/20/19	37,762	37,313	(449)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/19	6,412	7,835	(1,423)
	British Pound	Sell	3/20/19	71,643	71,766	123
	Canadian Dollar	Sell	1/16/19	281,528	290,544	9,016
	Euro	Sell	3/20/19	194,997	193,655	(1,342)
	Japanese Yen	Buy	2/20/19	14,452	15,249	(797)
	New Zealand Dollar	Sell	1/16/19	161,124	159,284	(1,840)
	Norwegian Krone	Buy	3/20/19	53,579	57,310	(3,731)
	Swedish Krona	Sell	3/20/19	101,934	100,951	(983)
UBS AG
	Australian Dollar	Sell	1/16/19	184,450	189,211	4,761
	British Pound	Sell	3/20/19	80,087	80,235	148
	Canadian Dollar	Buy	1/16/19	36,711	37,360	(649)
	Euro	Sell	3/20/19	156,712	155,634	(1,078)
	New Zealand Dollar	Sell	1/16/19	123,595	123,732	137
	Norwegian Krone	Buy	3/20/19	71,113	72,668	(1,555)
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/19	72,780	73,993	(1,213)
	Canadian Dollar	Sell	1/16/19	147,872	150,134	2,262
	New Zealand Dollar	Buy	1/16/19	29,270	30,302	(1,032)
Unrealized appreciation						39,928
Unrealized (depreciation)						(112,500)
Total						$(72,572)

* The exchange currency for all contracts listed is the United States Dollar.

12 Putnam VT Multi-Asset Absolute Return Fund

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18	contracts	amount	Value	date	(depreciation)
S&P 500 Index
E-Mini (Short)	10 $1,253,425		$1,252,600	Mar-19	$71,984
S&P Mid Cap
400 Index
E-Mini (Long)	14	2,328,256	2,327,080	Mar-19	(139,276)
Tokyo Price
Index (Long)	5	681,579	681,310	Mar-19	(36,584)
U.S. Treasury
Note 10 yr
(Long)	141	17,204,203	17,204,203	Mar-19	378,656
Unrealized appreciation					450,640
Unrealized (depreciation)					(175,860)
Total					$274,780

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18 (premiums $1,093)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
2.813/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.813	$192,000	$48
Citibank, N.A.
2.663/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.663	192,000	167
JPMorgan Chase Bank N.A.
2.77/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.77	114,800	29
Total			$244

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $14,533)
	Expiration	Notional		Contract
Counterparty	date/strike price	Amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jun-19/$1.44	912,231	GBP	715,700	$3,331
SPDR S&P 500
ETF Trust (Call)	Dec-18/290.00	$619,302		$2,478	—
Citibank, N.A.
SPDR S&P 500
ETF Trust (Call)	Jan-19/260.00	771,003		3,085	4,215
USD/JPY (Put)	Jan-19/JPY 105.00	1,244,300		1,244,300	1,591
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	648,800		648,800	1,218
JPMorgan Chase Bank N.A.
EUR/NOK (Put)	Mar-19/NOK 9.60	451,655	EUR	394,200	1,306
Total					$11,661

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$14,400	$(563)	$14
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(36)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(135)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(228)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	12
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(133)
Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(5)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(36)
JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(300)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(378)
Unrealized appreciation				26
Unrealized (depreciation)				(1,251)
Total				$(1,225)

Putnam VT Multi-Asset Absolute Return Fund 13

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$3,000	$299	$—	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$301
					Quarterly
	49,100	1,161 E	(1,033)	3/18/49	3 month USD-LIBOR-BBA —	2.95% — Semiannually	128
					Quarterly
	1,183,100	13,868 E	(7,809)	3/18/29	3 month USD-LIBOR-BBA —	2.85% — Semiannually	6,059
					Quarterly
	3,900,600	41,417 E	26,099	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-	(15,319)
						BBA — Quarterly
	2,452,300	5,962 E	4,506	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-	(1,455)
						BBA — Quarterly
	1,839,000	10,959 E	(3,788)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-	(14,747)
						BBA — Quarterly
	1,377,000	22,206 E	(5,825)	3/20/29	3 month USD-LIBOR-BBA —	2.90% — Semiannually	16,381
					Quarterly
	113,000	652	(2)	1/2/29	3 month USD-LIBOR-BBA —	2.779% — Semiannually	651
					Quarterly
AUD	3,009,000	11,451 E	1,343	3/20/24	2.35% — Semiannually	6 month AUD-BBR-	(10,107)
						BBSW — Semiannually
AUD	8,000	65 E	16	3/20/29	2.70% — Semiannually	6 month AUD-BBR-	(49)
						BBSW — Semiannually
CAD	2,205,000	8,040 E	2,731	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR —	(5,310)
						Semiannually
CAD	386,000	1,638 E	(1,152)	3/20/29	3 month CAD-BA-CDOR —	2.55% — Semiannually	486
					Semiannually
CHF	224,000	233 E	(392)	3/20/24	—	0.20% plus 6 month	(625)
						CHF-LIBOR-BBA —
						Semiannually
CHF	842,000	1,856 E	2,732	3/20/29	6 month CHF-LIBOR-BBA —	0.35% — Annually	4,588
					Semiannually
EUR	2,999,000	8,968 E	(267)	3/20/24	6 month EUR-EURIBOR-	0.30% — Annually	8,701
					REUTERS — Semiannually
EUR	2,687,000	15,008 E	(635)	3/20/29	6 month EUR-EURIBOR-	0.90% — Annually	14,373
					REUTERS — Semiannually
GBP	444,000	2,162 E	(1,084)	3/20/24	6 month GBP-LIBOR-BBA —	1.40% — Semiannually	1,078
					Semiannually
GBP	869,000	10,530 E	(5,664)	3/20/29	6 month GBP-LIBOR-BBA —	1.55% — Semiannually	4,866
					Semiannually
NOK	11,906,000	1,537 E	(1,817)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-	(3,355)
						NIBR — Semiannually
NOK	2,574,000	803 E	385	3/20/29	6 month NOK-NIBOR-NIBR —	2.15% — Annually	1,188
					Semiannually
NZD	1,775,000	6,014 E	(691)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA —	(6,705)
						Quarterly
NZD	11,000	45 E	17	3/20/29	2.75% — Semiannually	3 month NZD-BBR-FRA —	(28)
						Quarterly
SEK	12,659,000	1,333 E	(2,120)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-	(785)
						SIDE — Quarterly
SEK	779,000	205 E	267	3/20/29	3 month SEK-STIBOR-SIDE —	1.15% — Annually	63
					Quarterly
Total			$5,817				$378

E Extended effective date.

14 Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$11,036,103	$10,493,137	$—	6/13/19	(3 month USD-LIBOR-	A basket (MLFCF15)	$(548,158)
				BBA plus 0.10%) —	of common stocks —
				Quarterly	Quarterly*
11,038,881	10,451,943	—	6/13/19	3 month USD-LIBOR-	Russell 1000 Total Return	599,398
				BBA minus 0.07% —	Index — Quarterly
				Quarterly
1,616	1,542	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(60)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,616	1,542	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(60)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
1,640,594	1,552,815	—	7/26/19	3 month USD-LIBOR-	Russell 1000 Total Return	95,773
				BBA plus 0.11% —	Index — Quarterly
				Quarterly
3,691	3,532	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	130
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
746	712	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(28)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,717	1,680	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(17)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
10,276,926	9,749,467	—	11/26/19	(3 month USD-LIBOR-	A basket (CGPUTQL2)	(529,364)
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
316,316	317,859	—	9/20/19	3 month USD-LIBOR-	MSCI Emerging Markets TR	(1,277)
				BBA minus 0.27% —	Net USD — Quarterly
				Quarterly
26,213	26,845	—	7/5/22	1 month USD-LIBOR-	Aerojet Rocketdyne	(596)
				BBA minus 0.35% —	Holdings, Inc. — Monthly
				Monthly
38,634	39,267	—	7/5/22	1 month USD-LIBOR-	Jabil, Inc. — Monthly	(579)
				BBA minus 0.35% —
				Monthly
17,460	17,699	—	7/5/22	1 month USD-LIBOR-	Allscripts Healthcare	(215)
				BBA minus 0.35% —	Solutions, Inc. — Monthly
				Monthly
1,036	988	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(39)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
28,688	28,695	—	7/5/22	1 month USD-LIBOR-	Instructure Inc — Monthly	33
				BBA minus 0.35% —
				Monthly
21,417	20,919	—	7/5/22	1 month USD-LIBOR-	ACI Worldwide, Inc. —	529
				BBA minus 0.35% —	Monthly
				Monthly
82,719	74,234	—	7/5/22	1 month USD-LIBOR-	Ally Financial Inc —	8,602
				BBA minus 0.35% —	Monthly
				Monthly
29,015	28,129	—	7/5/22	1 month USD-LIBOR-	B&G Foods, Inc. — Monthly	356
				BBA minus 1.85% —
				Monthly
35,496	30,283	—	7/5/22	1 month USD-LIBOR-	Belden, Inc. — Monthly	5,227
				BBA minus 0.35% —
				Monthly

Putnam VT Multi-Asset Absolute Return Fund 15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$19,916	$19,202	$—	7/5/22	1 month USD-LIBOR-	Bruker Corp — Monthly	$738
				BBA minus 0.35% —
				Monthly
81,921	78,293	—	7/5/22	1 month USD-LIBOR-	Cerner Corp. — Monthly	3,744
				BBA minus 0.35% —
				Monthly
33,272	28,457	—	7/5/22	1 month USD-LIBOR-	Coty, Inc. — Monthly	4,862
				BBA minus 0.35% —
				Monthly
4,519	3,934	—	7/5/22	1 month USD-LIBOR-	Diebold Nixdorf, Inc. —	577
				BBA minus 0.35% —	Monthly
				Monthly
9,097	8,257	—	7/5/22	1 month USD-LIBOR-	Ebix, Inc. — Monthly	852
				BBA minus 1.25% —
				Monthly
31,122	27,415	—	7/5/22	1 month USD-LIBOR-	Edgewell Personal Care —	3,751
				BBA minus 0.35% —	Monthly
				Monthly
10,585	9,647	—	7/5/22	1 month USD-LIBOR-	Electronics for Imaging,	952
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
16,526	14,326	—	7/5/22	1 month USD-LIBOR-	Emcor Group Inc. —	2,224
				BBA minus 0.35% —	Monthly
				Monthly
6,699	5,016	—	7/5/22	1 month USD-LIBOR-	GTT Communications	1,643
				BBA minus 0.35% —	Inc — Monthly
				Monthly
58,153	46,411	—	7/5/22	1 month USD-LIBOR-	Hanesbrands, Inc. —	11,824
				BBA minus 0.35% —	Monthly
				Monthly
99,978	96,769	—	7/5/22	1 month USD-LIBOR-	Hasbro, Inc. — Monthly	3,328
				BBA minus 0.35% —
				Monthly
14,065	12,811	—	7/5/22	1 month USD-LIBOR-	Home BancShares —	1,274
				BBA minus 0.35% —	Monthly
				Monthly
26,045	24,392	—	7/5/22	1 month USD-LIBOR-	HubSpot, Inc. — Monthly	1,690
				BBA minus 0.35% —
				Monthly
60,191	54,785	—	7/5/22	1 month USD-LIBOR-	ICON PLC — Monthly	5,491
				BBA minus 0.35% —
				Monthly
28,431	24,461	—	7/5/22	1 month USD-LIBOR-	Inogen, Inc. — Monthly	4,010
				BBA minus 0.35% —
				Monthly
48,193	45,530	—	7/5/22	1 month USD-LIBOR-	Insulet Corp. — Monthly	2,731
				BBA minus 0.35% —
				Monthly
123,337	114,761	—	7/5/22	1 month USD-LIBOR-	Kellogg Co. — Monthly	8,749
				BBA minus 0.35% —
				Monthly
41,531	39,505	—	7/5/22	1 month USD-LIBOR-	MasTec, Inc. — Monthly	2,085
				BBA minus 0.35% —
				Monthly
29,097	26,901	—	7/5/22	1 month USD-LIBOR-	Medidata Solutions, Inc. —	2,228
				BBA minus 0.35% —	Monthly
				Monthly
695,615	693,430	—	3/19/19	3 month USD-LIBOR-	MSCI Emerging Markets TR	2,939
				BBA plus 0.20% —	Net USD — Quarterly
				Quarterly

16 Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$53,937	$46,416	$—	7/5/22	1 month USD-LIBOR-	Mylan NV — Monthly	$7,598
				BBA minus 0.35% —
				Monthly
193,779	178,115	—	7/5/22	1 month USD-LIBOR-	Netapp Inc — Monthly	15,894
				BBA minus 0.35% —
				Monthly
17,012	14,759	—	7/5/22	1 month USD-LIBOR-	Omnicell, Inc. — Monthly	2,278
				BBA minus 0.35% —
				Monthly
52,838	47,577	—	7/5/22	1 month USD-LIBOR-	Oshkosh Corp. — Monthly	5,336
				BBA minus 0.35% —
				Monthly
17,304	16,076	—	7/5/22	1 month USD-LIBOR-	Paylocity Holding Corp. —	1,253
				BBA minus 0.35% —	Monthly
				Monthly
26,110	24,202	—	7/5/22	1 month USD-LIBOR-	Pegasystems, Inc. —	1,929
				BBA minus 0.35% —	Monthly
				Monthly
50,064	45,716	—	7/5/22	1 month USD-LIBOR-	PerkinElmer, Inc. —	4,418
				BBA minus 0.35% —	Monthly
				Monthly
27,905	23,963	—	7/5/22	1 month USD-LIBOR-	Prestige Brands Holdings,	3,981
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
28,444	26,943	—	7/5/22	1 month USD-LIBOR-	PTC, Inc. — Monthly	1,542
				BBA minus 0.35% —
				Monthly
122,703	116,983	—	7/5/22	1 month USD-LIBOR-	Quintiles IMS Holdings,	5,893
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
157,168	154,052	—	7/5/22	1 month USD-LIBOR-	Ralph Lauren Corp. —	2,372
				BBA minus 0.35% —	Monthly
				Monthly
24,491	20,609	—	7/5/22	1 month USD-LIBOR-	Restoration Hardware	3,907
				BBA minus 0.65% —	Holdings, Inc. — Monthly
				Monthly
86,592	67,098	—	7/5/22	1 month USD-LIBOR-	Signet Jewelers, Ltd. —	19,679
				BBA minus 1.30% —	Monthly
				Monthly
142,320	130,458	—	7/5/22	1 month USD-LIBOR-	Tesla, Inc. — Monthly	12,037
				BBA minus 1.30% —
				Monthly
111,957	97,131	—	7/5/22	1 month USD-LIBOR-	Textron Inc — Monthly	14,942
				BBA minus 0.35% —
				Monthly
38,043	36,648	—	7/5/22	1 month USD-LIBOR-	Timken Company —	1,448
				BBA minus 0.35% —	Monthly
				Monthly
42,767	31,407	—	7/5/22	1 month USD-LIBOR-	Triumph Group, Inc. —	11,421
				BBA minus 0.35% —	Monthly
				Monthly
66,827	60,044	—	7/5/22	1 month USD-LIBOR-	Ubiquiti Networks, Inc. —	6,615
				BBA minus 12.05% —	Monthly
				Monthly
19,125	13,696	—	7/5/22	1 month USD-LIBOR-	Under Armour, Inc.	5,456
				BBA minus 0.35% —	Class C — Monthly
				Monthly

Putnam VT Multi-Asset Absolute Return Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$92,563	$86,795	$—	7/5/22	1 month USD-LIBOR-	Varian Medical Systems,	$5,899
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
3,606,068	3,413,040	—	11/26/19	3 month USD-LIBOR-	Russell 1000 Total Return	198,066
				BBA plus 0.25% —	Index — Quarterly
				Quarterly
Credit Suisse International
192,317	192,375	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	234
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
8,891	8,510	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(312)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
5,229	4,899	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(292)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
755	723	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(27)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
11,385	10,868	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(425)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,283	5,043	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(197)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
6,339	6,048	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	237
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
6,735,275	6,664,922	—	12/15/20	(1 month USD-LIBOR-	A basket (GSCBPUR1)	(71,561)
				BBA plus 0.44%) —	of common stocks —
				Monthly	Monthly*
8,211,579	8,082,686	—	12/15/20	(1 month USD-LIBOR-	A basket (GSGLPW2L)	(117,970)
				BBA plus 0.45%) —	of common stocks —
				Monthly	Monthly*
8,201,256	8,049,013	—	12/15/20	1 month USD-LIBOR-	A basket (GSGLPW2S)	140,195
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
7,496,798	7,391,801	—	12/15/20	(1 month USD-LIBOR-	A basket (GSGLPWDL)	(99,332)
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*
7,091,246	6,949,393	—	12/15/20	1 month USD-LIBOR-	A basket (GSGLPWDS)	137,769
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
933,829	904,728	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross	(29,179)
					Asset Trend Series 27
					Excess Return Strategy —
					Monthly †††
354,522	359,415	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	4,857
					of Volatility Carry Series 69
					Excess Return Strategy —
					Monthly †
125,580	127,313	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	1,717
					of Volatility Carry Series 69
					Excess Return Strategy —
					Monthly †
173,518	175,912	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	2,373
					of Volatility Carry Series 69
					Excess Return Strategy —
					Monthly †

18 Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$159,433	$159,029	$—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	$(428)
					Carry US Enhanced 3x
					Excess Return Strategy —
					Monthly ††
153,849	153,459	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(419)
					Carry US Enhanced 3x
					Excess Return Strategy —
					Monthly ††
88,805	88,580	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(242)
					Carry US Enhanced 3x
					Excess Return Strategy —
					Monthly ††
103,333	104,627	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	1,284
					of Volatility Carry Excess
					Return Strategy —
					Monthly †
67,973	68,824	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	843
					of Volatility Carry Excess
					Return Strategy —
					Monthly †
61,522	62,292	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	763
					of Volatility Carry Excess
					Return Strategy —
					Monthly †
889,794	878,607	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(11,353)
					Carry US Series 85
					Excess Return Strategy —
					Monthly ††
329,113	324,975	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	(4,199)
					Carry US Series 85
					Excess Return Strategy —
					Monthly ††
135,579	133,625	—	12/12/19	1 month USD-LIBOR-	MSCI Emerging Markets TR	2,068
				BBA plus 0.21% —	Net USD — Monthly
				Monthly
4,838	4,755	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	47
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
5,955	5,700	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	209
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
5,283	5,043	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(197)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
7,122,444	6,780,631	—	8/12/19	1 month USD-LIBOR-	A basket (JPCMPTSH)	335,624
				BBA minus 0.50% —	of common stocks —
				Monthly	Monthly*
634,128	675,468	—	3/25/19	(1 month USD-LIBOR-	Energy Select Sector	41,094
				BBA plus 0.30%) —	SPDR — Monthly
				Monthly
1,326	1,265	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(50)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
6,585	6,286	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	246
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
15,365	14,667	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	574
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Multi-Asset Absolute Return Fund 19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
UBS AG
$2,028,445	$2,043,444	$—	8/21/19	1 month USD-LIBOR-	MSCI Emerging Markets TR	$(13,462)
				BBA — Monthly	Net USD — Monthly
Upfront premium received		—		Unrealized appreciation		1,777,838
Upfront premium (paid)		—		Unrealized (depreciation)		(1,430,038)
Total		$—		Total		$347,800

† Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.

Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P 500 Index, with a delta hedge overlay.

Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an “excess return” basis and does not include any synthetic interest rate return on a notional cash amount.

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

				Percentage
Common stocks	Sector	Shares	Value	value
Alphabet, Inc. Class A	Communication Services	407	$425,367	4.05%
JPMorgan Chase & Co.	Financials	3,006	293,454	2.80%
Apple, Inc.	Information Technology	1,669	263,265	2.51%
Verizon Communications, Inc.	Communication Services	4,682	263,213	2.51%
Home Depot, Inc. (The)	Consumer Discretionary	1,504	258,418	2.46%
Cisco Systems, Inc.	Information Technology	5,754	249,313	2.38%
Boeing Co. (The)	Industrials	771	248,684	2.37%
Chevron Corp.	Energy	2,042	222,125	2.12%
Starbucks Corp.	Consumer Discretionary	3,145	202,537	1.93%
Citigroup, Inc.	Financials	3,731	194,226	1.85%
IBM Corp.	Information Technology	1,682	191,193	1.82%
Coca-Cola Co. (The)	Consumer Staples	4,002	189,485	1.81%
Amazon.com, Inc.	Consumer Discretionary	121	181,724	1.73%
Microsoft Corp.	Information Technology	1,731	175,822	1.68%
PepsiCo, Inc.	Consumer Staples	1,519	167,871	1.60%
Oracle Corp.	Information Technology	3,503	158,172	1.51%
Amgen, Inc.	Health Care	769	149,792	1.43%
Adobe, Inc.	Information Technology	654	147,878	1.41%
Lowe’s Cos., Inc.	Consumer Discretionary	1,558	143,899	1.37%
Johnson & Johnson	Health Care	1,110	143,289	1.37%
Medtronic PLC	Health Care	1,547	140,673	1.34%
ConocoPhillips	Energy	2,047	127,639	1.22%
Merck & Co., Inc.	Health Care	1,624	124,111	1.18%
Eli Lilly & Co.	Health Care	1,059	122,499	1.17%
Walgreens Boots Alliance, Inc.	Consumer Staples	1,707	116,648	1.11%
Facebook, Inc. Class A	Communication Services	817	107,159	1.02%
Lockheed Martin Corp.	Industrials	381	99,665	0.95%
Intuit, Inc.	Information Technology	483	94,997	0.91%
Intel Corp.	Information Technology	1,998	93,787	0.89%
MetLife, Inc.	Financials	2,235	91,765	0.87%
Mondelez International, Inc. Class A	Consumer Staples	2,185	87,479	0.83%
Morgan Stanley	Financials	2,200	87,241	0.83%
Delta Air Lines, Inc.	Industrials	1,747	87,184	0.83%
NXP Semiconductors NV	Information Technology	1,181	86,544	0.82%
Automatic Data Processing, Inc.	Information Technology	657	86,209	0.82%
Booking Holdings, Inc.	Consumer Discretionary	48	83,082	0.79%
Ross Stores, Inc.	Consumer Discretionary	992	82,535	0.79%
Honeywell International, Inc.	Industrials	615	81,276	0.77%
Pfizer, Inc.	Health Care	1,862	81,256	0.77%
Cigna Corp.	Health Care	426	80,960	0.77%
Exelon Corp.	Utilities	1,702	76,747	0.73%

20 Putnam VT Multi-Asset Absolute Return Fund

A BASKET (MLFCF15) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
LyondellBasell Industries NV Class A	Materials	922	$76,644	0.73%
United Continental Holdings, Inc.	Industrials	911	76,306	0.73%
Valero Energy Corp.	Energy	970	72,720	0.69%
HCA Healthcare, Inc.	Health Care	581	72,294	0.69%
Procter & Gamble Co. (The)	Consumer Staples	773	71,022	0.68%
Phillips 66	Energy	813	70,074	0.67%
Sysco Corp.	Consumer Staples	1,099	68,862	0.66%
Agilent Technologies, Inc.	Health Care	908	61,234	0.58%
Cummins, Inc.	Industrials	448	59,848	0.57%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	2,707	$264,283	2.71%
Alphabet, Inc. Class A	Communication Services	233	243,099	2.49%
Starbucks Corp.	Consumer Discretionary	2,876	185,245	1.90%
Texas Instruments, Inc.	Information Technology	1,858	175,601	1.80%
Apple, Inc.	Information Technology	1,111	175,249	1.80%
Microsoft Corp.	Information Technology	1,720	174,745	1.79%
Coca-Cola Co. (The)	Consumer Staples	3,608	170,854	1.75%
TJX Cos., Inc. (The)	Consumer Discretionary	3,814	170,630	1.75%
Intuit, Inc.	Information Technology	859	169,067	1.73%
Automatic Data Processing, Inc.	Information Technology	1,269	166,410	1.71%
Exelon Corp.	Utilities	3,648	164,545	1.69%
Mondelez International, Inc. Class A	Consumer Staples	4,085	163,525	1.68%
Walt Disney Co. (The)	Communication Services	1,468	160,950	1.65%
Humana, Inc.	Health Care	558	159,748	1.64%
American Electric Power Co., Inc.	Utilities	2,128	159,012	1.63%
Lowe’s Cos., Inc.	Consumer Discretionary	1,708	157,746	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	2,306	146,378	1.50%
Raytheon Co.	Industrials	947	145,170	1.49%
Exxon Mobil Corp.	Energy	2,088	142,410	1.46%
Occidental Petroleum Corp.	Energy	2,320	142,401	1.46%
Northrop Grumman Corp.	Industrials	566	138,733	1.42%
Honeywell International, Inc.	Industrials	1,025	135,453	1.39%
Johnson & Johnson	Health Care	1,031	133,103	1.37%
Omnicom Group, Inc.	Communication Services	1,796	131,531	1.35%
Centene Corp.	Health Care	1,139	131,345	1.35%
American Express Co.	Financials	1,356	129,286	1.33%
Norfolk Southern Corp.	Industrials	824	123,169	1.26%
Pfizer, Inc.	Health Care	2,790	121,805	1.25%
Citrix Systems, Inc.	Information Technology	1,157	118,558	1.22%
Verizon Communications, Inc.	Communication Services	2,099	117,996	1.21%
Comerica, Inc.	Financials	1,714	117,757	1.21%
Amazon.com, Inc.	Consumer Discretionary	77	115,448	1.18%
Cisco Systems, Inc.	Information Technology	2,603	112,805	1.16%
F5 Networks, Inc.	Information Technology	685	110,988	1.14%
Fidelity National Information Services, Inc.	Information Technology	1,080	110,805	1.14%
Merck & Co., Inc.	Health Care	1,350	103,189	1.06%
Allstate Corp. (The)	Financials	1,246	102,948	1.06%
VICI Properties, Inc.	Real Estate	5,345	100,377	1.03%
Baxter International, Inc.	Health Care	1,498	98,589	1.01%
AutoZone, Inc.	Consumer Discretionary	116	96,956	0.99%
Sysco Corp.	Consumer Staples	1,543	96,710	0.99%
Marathon Petroleum Corp.	Energy	1,613	95,192	0.98%
Ross Stores, Inc.	Consumer Discretionary	1,126	93,716	0.96%
AGNC Investment Corp.	Financials	5,181	90,881	0.93%

Putnam VT Multi-Asset Absolute Return Fund 21

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Waste Management, Inc.	Industrials	997	$88,744	0.91%
UnitedHealth Group, Inc.	Health Care	337	83,978	0.86%
NXP Semiconductors NV	Information Technology	1,140	83,559	0.86%
Juniper Networks, Inc.	Information Technology	3,088	83,087	0.85%
Equity Residential Trust	Real Estate	1,248	82,394	0.85%
Amgen, Inc.	Health Care	411	80,065	0.82%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Intercontinental Exchange, Inc.	Financials	2,082	$156,856	2.35%
Danaher Corp.	Health Care	1,499	154,597	2.32%
Visa, Inc. Class A	Information Technology	1,085	143,136	2.15%
Intuitive Surgical, Inc.	Health Care	292	139,716	2.10%
Becton Dickinson and Co. (BD)	Health Care	606	136,610	2.05%
McCormick & Co., Inc. (non-voting shares)	Consumer Staples	943	131,369	1.97%
BlackRock, Inc.	Financials	315	123,730	1.86%
Emerson Electric Co.	Industrials	2,059	123,036	1.85%
Bank of America Corp.	Financials	4,825	118,898	1.78%
Honeywell International, Inc.	Industrials	896	118,351	1.78%
Kinder Morgan, Inc.	Energy	7,179	110,406	1.66%
Citigroup, Inc.	Financials	2,118	110,285	1.65%
Baxter International, Inc.	Health Care	1,577	103,812	1.56%
NRG Energy, Inc.	Utilities	2,423	95,964	1.44%
Amazon.com, Inc.	Consumer Discretionary	63	94,998	1.43%
Invesco, Ltd.	Financials	5,246	87,824	1.32%
Fortive Corp.	Industrials	1,207	81,677	1.23%
Roper Technologies, Inc.	Industrials	305	81,175	1.22%
O’Reilly Automotive, Inc.	Consumer Discretionary	231	79,494	1.19%
Bio-Rad Laboratories, Inc. Class A	Health Care	329	76,492	1.15%
Costco Wholesale Corp.	Consumer Staples	357	72,713	1.09%
Cooper Cos., Inc. (The)	Health Care	281	71,609	1.07%
Burlington Stores, Inc.	Consumer Discretionary	437	71,100	1.07%
Alphabet, Inc. Class C	Communication Services	68	70,263	1.05%
Vertex Pharmaceuticals, Inc.	Health Care	421	69,831	1.05%
Assured Guaranty, Ltd.	Financials	1,814	69,455	1.04%
TJX Cos., Inc. (The)	Consumer Discretionary	1,460	65,321	0.98%
Penumbra, Inc.	Health Care	509	62,220	0.93%
Service Corp. International	Consumer Discretionary	1,517	61,071	0.92%
Ares Capital Corp.	Financials	3,512	54,715	0.82%
KKR & Co., Inc. Class A	Financials	2,743	53,846	0.81%
Arthur J. Gallagher & Co.	Financials	728	53,663	0.81%
Jazz Pharmaceuticals PLC	Health Care	429	53,175	0.80%
PepsiCo, Inc.	Consumer Staples	475	52,497	0.79%
Advance Auto Parts, Inc.	Consumer Discretionary	315	49,570	0.74%
American Financial Group, Inc.	Financials	547	49,518	0.74%
SunTrust Banks, Inc.	Financials	981	49,504	0.74%
DTE Energy Co.	Utilities	422	46,600	0.70%
Investors Bancorp, Inc.	Financials	4,240	44,091	0.66%
Cincinnati Financial Corp.	Financials	563	43,609	0.65%
Union Pacific Corp.	Industrials	314	43,340	0.65%
Kimberly-Clark Corp.	Consumer Staples	364	41,519	0.62%
ON Semiconductor Corp.	Information Technology	2,502	41,313	0.62%
Booking Holdings, Inc.	Consumer Discretionary	24	40,841	0.61%
American Electric Power Co., Inc.	Utilities	537	40,108	0.60%
CMS Energy Corp.	Utilities	752	37,320	0.56%

22 Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSCBPUR1) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Exelon Corp.	Utilities	811	$36,584	0.55%
Hilton Worldwide Holdings, Inc.	Consumer Discretionary	500	35,907	0.54%
Starwood Property Trust, Inc.	Financials	1,812	35,714	0.54%
Charles Schwab Corp. (The)	Financials	848	35,208	0.53%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
BHP Billiton PLC (United Kingdom)	Materials	3,756	$79,008	0.98%
Rio Tinto PLC (United Kingdom)	Materials	1,601	76,036	0.94%
GlaxoSmithKline PLC (United Kingdom)	Health Care	3,865	73,401	0.91%
BAE Systems PLC (United Kingdom)	Industrials	12,490	73,044	0.90%
Compagnie Generale des Etablissements Michelin	Consumer Discretionary	727	72,034	0.89%
SCA (France)
Kering SA (France)	Consumer Discretionary	152	71,354	0.88%
Allianz SE (Germany)	Financials	356	71,177	0.88%
Deutsche Telekom AG (Germany)	Communication Services	4,188	70,956	0.88%
Dassault Systemes SA (France)	Information Technology	593	70,281	0.87%
Sumitomo Corp. (Japan)	Industrials	4,860	69,170	0.86%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer Staples	2,741	69,168	0.86%
Mizuho Financial Group, Inc. (Japan)	Financials	43,925	68,180	0.84%
Macquarie Group, Ltd. (Australia)	Financials	889	67,986	0.84%
Samsung Electronics Co., Ltd. (South Korea)	Information Technology	1,927	66,843	0.83%
Fiat Chrysler Automobiles NV (Italy)	Consumer Discretionary	4,562	66,141	0.82%
Legal & General Group PLC (United Kingdom)	Financials	22,449	66,045	0.82%
Eni SpA (Italy)	Energy	4,159	65,357	0.81%
Sandvik AB (Sweden)	Industrials	4,567	65,087	0.81%
Arkema SA (France)	Materials	748	64,113	0.79%
ORIX Corp. (Japan)	Financials	4,355	63,725	0.79%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer Discretionary	9,885	62,874	0.78%
Shin-Etsu Chemical Co., Ltd. (Japan)	Materials	806	62,744	0.78%
ABB, Ltd. (Switzerland)	Industrials	3,265	61,918	0.77%
THK Co., Ltd. (Japan)	Industrials	3,274	61,528	0.76%
SK Hynix, Inc. (South Korea)	Information Technology	1,127	61,134	0.76%
Shionogi & Co., Ltd. (Japan)	Health Care	1,067	60,984	0.75%
Peugeot SA (France)	Consumer Discretionary	2,847	60,676	0.75%
Shire PLC (United Kingdom)	Health Care	1,004	58,453	0.72%
Carlsberg A/S Class B (Denmark)	Consumer Staples	550	58,358	0.72%
Hitachi, Ltd. (Japan)	Information Technology	2,177	58,259	0.72%
Namco Bandai Holdings, Inc. (Japan)	Consumer Discretionary	1,294	58,100	0.72%
Sony Corp. (Japan)	Consumer Discretionary	1,194	57,952	0.72%
Boliden AB (Sweden)	Materials	2,664	57,695	0.71%
Ashtead Group PLC (United Kingdom)	Industrials	2,727	56,864	0.70%
BASF SE (Germany)	Materials	801	55,334	0.68%
ArcelorMittal SA (France)	Materials	2,650	54,955	0.68%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer Discretionary	930	54,923	0.68%
Legrand SA (France)	Industrials	936	52,741	0.65%
Safran SA (France)	Industrials	436	52,533	0.65%
Sanofi (France)	Health Care	599	51,771	0.64%
Taisei Corp. (Japan)	Industrials	1,196	51,276	0.63%
Aena SME SA (Spain)	Industrials	330	51,151	0.63%
KDDI Corp. (Japan)	Communication Services	2,116	50,597	0.63%
Astellas Pharma, Inc. (Japan)	Health Care	3,864	49,361	0.61%
ACS Actividades de Construccion y Servicios SA (Spain)	Industrials	1,275	49,311	0.61%
Swedish Match AB (Sweden)	Consumer Staples	1,166	45,920	0.57%
Resona Holdings, Inc. (Japan)	Financials	9,521	45,882	0.57%
Fuji Electric Co., Ltd. (Japan)	Industrials	1,536	45,438	0.56%

Putnam VT Multi-Asset Absolute Return Fund 23

A BASKET (GSGLPW2L) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
InterContinental Hotels Group PLC (United Kingdom)	Consumer Discretionary	841	$45,397	0.56%
Repsol SA (Spain)	Energy	2,807	45,187	0.56%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Air Liquide SA (France)	Materials	607	$75,217	0.93%
Pernod Ricard SA (France)	Consumer Staples	458	75,000	0.93%
AIA Group, Ltd. (Hong Kong)	Financials	8,891	73,810	0.92%
Atlas Copco AB Class A (Sweden)	Industrials	3,108	73,783	0.92%
Bunzl PLC (United Kingdom)	Industrials	2,438	73,547	0.91%
Commonwealth Bank of Australia (Australia)	Financials	1,429	72,850	0.91%
HSBC Holdings PLC (United Kingdom)	Financials	8,837	72,804	0.90%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,397	70,446	0.88%
LafargeHolcim, Ltd. (Switzerland)	Materials	1,714	70,418	0.87%
Canon, Inc. (Japan)	Information Technology	2,570	70,289	0.87%
Telefonica SA (Spain)	Communication Services	8,307	69,693	0.87%
British Land Co., PLC (The) (United Kingdom)	Real Estate	10,199	69,258	0.86%
Singapore Telecommunications, Ltd. (Singapore)	Communication Services	31,986	68,759	0.85%
ITOCHU Corp. (Japan)	Industrials	4,000	68,063	0.85%
EssilorLuxottica SA (France)	Consumer Discretionary	535	67,513	0.84%
Orange SA (France)	Communication Services	4,167	67,426	0.84%
Japan Tobacco, Inc. (Japan)	Consumer Staples	2,809	66,999	0.83%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health Care	1,971	66,563	0.83%
Akzo Nobel NV (Netherlands)	Materials	813	65,397	0.81%
Ferrovial SA (Spain)	Industrials	3,221	65,149	0.81%
Yara International ASA (Norway)	Materials	1,685	64,891	0.81%
Danone SA (France)	Consumer Staples	906	63,716	0.79%
Intesa Sanpaolo SpA (Italy)	Financials	28,551	63,311	0.79%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	1,199	62,912	0.78%
Assicurazioni Generali SpA (Italy)	Financials	3,745	62,499	0.78%
Transurban Group (Units) (Australia)	Industrials	7,505	61,549	0.76%
Prudential PLC (United Kingdom)	Financials	3,419	61,053	0.76%
FANUC Corp. (Japan)	Industrials	401	60,904	0.76%
Airbus SE (France)	Industrials	632	60,646	0.75%
AstraZeneca PLC (United Kingdom)	Health Care	799	59,732	0.74%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	890	58,714	0.73%
Misumi Group, Inc. (Japan)	Industrials	2,743	57,973	0.72%
Nissan Motor Co., Ltd. (Japan)	Consumer Discretionary	7,092	56,905	0.71%
Credit Suisse Group AG (Switzerland)	Financials	5,064	55,481	0.69%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	854	54,595	0.68%
FamilyMart Co., Ltd. (Japan)	Consumer Staples	430	54,468	0.68%
Deutsche Bank AG (Germany)	Financials	6,721	53,525	0.66%
Kansai Paint Co., Ltd. (Japan)	Materials	2,766	53,288	0.66%
Gamesa Corp Tecnologica SA (Spain)	Industrials	4,249	51,678	0.64%
National Grid PLC (United Kingdom)	Utilities	5,166	50,278	0.62%
Fresnillo PLC (Mexico)	Materials	4,574	50,095	0.62%
Vivendi SA (France)	Communication Services	2,038	49,572	0.62%
Toray Industries, Inc. (Japan)	Materials	6,678	46,992	0.58%
Casio Computer Co., Ltd. (Japan)	Consumer Discretionary	3,940	46,829	0.58%
Japan Post Bank Co., Ltd. (Japan)	Financials	4,120	45,438	0.56%
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer Discretionary	153	45,289	0.56%
Siemens AG (Germany)	Industrials	398	44,256	0.55%
UBS Group AG (Switzerland)	Financials	3,528	43,783	0.54%
Shimano, Inc. (Japan)	Consumer Discretionary	309	43,761	0.54%
Thales SA (France)	Industrials	373	43,492	0.54%

24 Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Swisscom AG (Switzerland)	Communication Services	132	$63,241	0.86%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Real Estate	4,386	62,513	0.85%
Swiss Life Holding AG (Switzerland)	Financials	158	60,716	0.82%
Exelon Corp.	Utilities	1,319	59,466	0.80%
Amgen, Inc.	Health Care	305	59,312	0.80%
Citrix Systems, Inc.	Information Technology	572	58,571	0.79%
Red Electrica Corporacion SA (Spain)	Utilities	2,615	58,413	0.79%
WEC Energy Group, Inc.	Utilities	832	57,621	0.78%
OGE Energy Corp.	Utilities	1,404	55,028	0.74%
National Bank of Canada (Canada)	Financials	1,336	54,849	0.74%
Toronto-Dominion Bank (Canada)	Financials	1,101	54,711	0.74%
Sun Life Financial, Inc. (Canada)	Financials	1,631	54,114	0.73%
Eni SpA (Italy)	Energy	3,395	53,479	0.72%
Bank of Montreal (Canada)	Financials	813	53,132	0.72%
Cummins, Inc.	Industrials	397	52,997	0.72%
People’s United Financial, Inc.	Financials	3,666	52,899	0.72%
Telia Company AB (Sweden)	Communication Services	11,151	52,818	0.71%
Canadian Imperial Bank of Commerce (Canada)	Financials	701	52,229	0.71%
Union Pacific Corp.	Industrials	377	52,175	0.71%
Annaly Capital Management, Inc.	Financials	5,181	50,877	0.69%
NN Group NV (Netherlands)	Financials	1,209	48,224	0.65%
Repsol SA (Spain)	Energy	2,966	47,844	0.65%
AGNC Investment Corp.	Financials	2,706	47,470	0.64%
CGI Group, Inc. Class A (Canada)	Information Technology	766	46,853	0.63%
Xcel Energy, Inc.	Utilities	947	46,653	0.63%
CH Robinson Worldwide, Inc.	Industrials	539	45,362	0.61%
Muenchener Rueckversicherungs-Gesellschaft AG in	Financials	206	44,985	0.61%
Muenchen (Germany)
Rio Tinto PLC (United Kingdom)	Materials	936	44,493	0.60%
Royal Bank of Canada (Canada)	Financials	630	43,141	0.58%
Endesa SA (Spain)	Utilities	1,842	42,489	0.57%
Paychex, Inc.	Information Technology	650	42,340	0.57%
Pernod Ricard SA (France)	Consumer Staples	256	41,968	0.57%
Yum! Brands, Inc.	Consumer Discretionary	448	41,173	0.56%
ResMed, Inc.	Health Care	360	41,048	0.56%
Ageas (Belgium)	Financials	887	39,933	0.54%
Dexus Property Group (Australia)	Real Estate	5,318	39,781	0.54%
Capital One Financial Corp.	Financials	524	39,641	0.54%
F5 Networks, Inc.	Information Technology	244	39,533	0.53%
Mizuho Financial Group, Inc. (Japan)	Financials	25,101	39,002	0.53%
3i Group PLC (United Kingdom)	Financials	3,950	38,934	0.53%
AMETEK, Inc.	Industrials	575	38,906	0.53%
Mazda Motor Corp. (Japan)	Consumer Discretionary	3,748	38,811	0.53%
Persimmon PLC (United Kingdom)	Consumer Discretionary	1,572	38,666	0.52%
Expeditors International of Washington, Inc.	Industrials	559	38,080	0.52%
Enagas SA (Spain)	Energy	1,396	37,753	0.51%
Raytheon Co.	Industrials	231	35,492	0.48%
Givaudan SA (Switzerland)	Materials	15	35,075	0.47%
Klepierre (France)	Real Estate	1,112	34,347	0.46%
British Land Co., PLC (The) (United Kingdom)	Real Estate	5,031	34,190	0.46%
Baloise Holding AG (Switzerland)	Financials	245	33,706	0.46%

Putnam VT Multi-Asset Absolute Return Fund 25

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Salesforce.com, Inc.	Information Technology	435	$59,525	0.86%
AIA Group, Ltd. (Hong Kong)	Financials	6,747	56,008	0.81%
Banco Santander SA (Spain)	Financials	12,019	54,712	0.79%
Coca-Cola Co. (The)	Consumer Staples	1,133	53,645	0.77%
Camden Property Trust	Real Estate	606	53,387	0.77%
Becton Dickinson and Co. (BD)	Health Care	237	53,305	0.77%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	1,000	52,616	0.76%
Alexandria Real Estate Equities, Inc.	Real Estate	455	52,383	0.75%
Mitsubishi Estate Co., Ltd. (Japan)	Real Estate	3,295	51,992	0.75%
ABB, Ltd. (Switzerland)	Industrials	2,676	50,904	0.73%
Vornado Realty Trust	Real Estate	805	49,950	0.72%
Westpac Banking Corp. (Australia)	Financials	2,682	47,302	0.68%
Akzo Nobel NV (Netherlands)	Materials	580	46,817	0.67%
Gartner, Inc.	Information Technology	358	45,721	0.66%
Koninklijke KPN NV (Netherlands)	Communication Services	15,516	45,511	0.65%
Axalta Coating Systems, Ltd.	Materials	1,878	43,977	0.63%
Zurich Insurance Group AG (Switzerland)	Financials	146	43,473	0.63%
Deere & Co.	Industrials	286	42,592	0.61%
Prologis, Inc.	Real Estate	723	42,427	0.61%
American Tower Corp.	Real Estate	264	41,694	0.60%
Danone SA (France)	Consumer Staples	572	40,306	0.58%
Fidelity National Information Services, Inc.	Information Technology	389	39,865	0.57%
Svenska Handelsbanken AB (Sweden)	Financials	3,544	39,307	0.57%
Southern Co. (The)	Utilities	890	39,093	0.56%
Fortis, Inc. (Canada)	Utilities	1,165	38,826	0.56%
Telefonica SA (Spain)	Communication Services	4,612	38,785	0.56%
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	Financials	1,337	38,697	0.56%
Autodesk, Inc.	Information Technology	299	38,425	0.55%
Welltower, Inc.	Real Estate	531	36,857	0.53%
Invitation Homes, Inc.	Real Estate	1,833	36,810	0.53%
SBA Communications Corp.	Real Estate	227	36,780	0.53%
FirstEnergy Corp.	Utilities	976	36,641	0.53%
Sumitomo Realty & Development Co., Ltd. (Japan)	Real Estate	991	36,394	0.52%
Nordea Bank ABP (Finland)	Financials	4,293	36,123	0.52%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	534	35,309	0.51%
DBS Group Holdings, Ltd. (Singapore)	Financials	2,018	35,071	0.50%
Commonwealth Bank of Australia (Australia)	Financials	686	34,966	0.50%
Iron Mountain, Inc.	Real Estate	1,052	34,110	0.49%
Compagnie Financiere Richemont SA (Switzerland)	Consumer Discretionary	514	32,976	0.47%
Standard Chartered PLC (United Kingdom)	Financials	4,220	32,772	0.47%
Sydney Airport (Australia)	Industrials	6,912	32,765	0.47%
Ventas, Inc.	Real Estate	558	32,707	0.47%
Alleghany Corp.	Financials	52	32,595	0.47%
Abbott Laboratories	Health Care	446	32,285	0.46%
Macerich Co. (The)	Real Estate	743	32,162	0.46%
Mitsui Fudosan Co., Ltd. (Japan)	Real Estate	1,425	31,785	0.46%
Prudential PLC (United Kingdom)	Financials	1,779	31,783	0.46%
DowDuPont, Inc.	Materials	592	31,680	0.46%
Charter Communications, Inc. Class A	Communication Services	111	31,555	0.45%
Tokyu Corp. (Japan)	Industrials	1,916	31,380	0.45%

26 Putnam VT Multi-Asset Absolute Return Fund

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
CME Group, Inc.	Financials	932	$175,278	2.58%
Abbott Laboratories	Health Care	2,376	171,879	2.53%
Medtronic PLC	Health Care	1,685	153,277	2.26%
Thermo Fisher Scientific, Inc.	Health Care	658	147,332	2.17%
3M Co.	Industrials	756	143,962	2.12%
Stryker Corp.	Health Care	918	143,883	2.12%
Exxon Mobil Corp.	Energy	1,926	131,325	1.94%
U.S. Bancorp	Financials	2,867	131,044	1.93%
T Rowe Price Group, Inc.	Financials	1,300	119,976	1.77%
Hill-Rom Holdings, Inc.	Health Care	1,235	109,342	1.61%
Fiserv, Inc.	Information Technology	1,486	109,184	1.61%
Franklin Resources, Inc.	Financials	3,464	102,752	1.52%
SEI Investments Co.	Financials	2,013	93,006	1.37%
Xcel Energy, Inc.	Utilities	1,799	88,647	1.31%
STERIS PLC (United Kingdom)	Health Care	814	86,969	1.28%
Choice Hotels International, Inc.	Consumer Discretionary	1,166	83,465	1.23%
Evercore, Inc. Class A	Financials	1,113	79,634	1.17%
WEC Energy Group, Inc.	Utilities	1,131	78,358	1.16%
Target Corp.	Consumer Discretionary	1,149	75,907	1.12%
Aflac, Inc.	Financials	1,655	75,396	1.11%
Travelers Cos., Inc. (The)	Financials	608	72,803	1.07%
Kohl’s Corp.	Consumer Discretionary	1,080	71,648	1.06%
Duke Energy Corp.	Utilities	818	70,621	1.04%
PerkinElmer, Inc.	Health Care	890	69,898	1.03%
Banco Bradesco SA ADR (Brazil)	Financials	7,003	69,261	1.02%
Coca-Cola Co. (The)	Consumer Staples	1,439	68,126	1.00%
Progressive Corp. (The)	Financials	1,057	63,766	0.94%
Dominion Energy, Inc.	Utilities	874	62,465	0.92%
Illinois Tool Works, Inc.	Industrials	472	59,769	0.88%
Consolidated Edison, Inc.	Utilities	773	59,085	0.87%
Lockheed Martin Corp.	Industrials	222	58,222	0.86%
Commerce Bancshares, Inc./MO	Financials	967	54,514	0.80%
Workday, Inc.	Information Technology	335	53,420	0.79%
Federated Investors, Inc.	Financials	1,996	52,988	0.78%
NVIDIA Corp.	Information Technology	362	48,326	0.71%
Southern Co. (The)	Utilities	1,064	46,744	0.69%
Varian Medical Systems, Inc.	Health Care	411	46,568	0.69%
Seattle Genetics, Inc.	Health Care	811	45,944	0.68%
IBM Corp.	Information Technology	402	45,657	0.67%
Baker Hughes a GE Co.	Energy	2,116	45,502	0.67%
Bank of New York Mellon Corp. (The)	Financials	925	43,540	0.64%
Netflix, Inc.	Communication Services	158	42,247	0.62%
Invitation Homes, Inc.	Real Estate	2,029	40,747	0.60%
Home Depot, Inc. (The)	Consumer Discretionary	236	40,530	0.60%
Advanced Micro Devices, Inc.	Information Technology	2,173	40,120	0.59%
Hershey Co. (The)	Consumer Staples	364	39,043	0.58%
IDEXX Laboratories, Inc.	Health Care	205	38,186	0.56%
Intel Corp.	Information Technology	781	36,658	0.54%
FedEx Corp.	Industrials	213	34,347	0.51%
Ecolab, Inc.	Materials	232	34,237	0.50%

Putnam VT Multi-Asset Absolute Return Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$68	$1,000	$161	5/11/63	300 bp — Monthly	$(92)
CMBX NA BBB–.6 Index	BBB–/P	121	2,000	323	5/11/63	300 bp — Monthly	(201)
CMBX NA BBB–.6 Index	BBB–/P	228	4,000	645	5/11/63	300 bp — Monthly	(415)
CMBX NA BBB–.6 Index	BBB–/P	247	4,000	645	5/11/63	300 bp — Monthly	(396)
Barclays Bank PLC
CMBX NA BBB–.6 Index	BBB–/P	887	8,000	1,290	5/11/63	300 bp — Monthly	(399)
CMBX NA BBB–.7 Index	BBB–/P	141	25,000	2,128	1/17/47	300 bp — Monthly	(1,972)
Citigroup Global Markets, Inc.
CMBX NA BBB–.6 Index	BBB–/P	815	6,000	968	5/11/63	300 bp — Monthly	(149)
CMBX NA BBB–.6 Index	BBB–/P	1,387	13,000	2,097	5/11/63	300 bp — Monthly	(702)
CMBX NA BBB–.6 Index	BBB–/P	13,423	95,000	15,324	5/11/63	300 bp — Monthly	(1,846)
CMBX NA BBB–.6 Index	BBB–/P	38,951	268,000	43,228	5/11/63	300 bp — Monthly	(4,121)
Credit Suisse International
CMBX NA A.6 Index	A/P	449	9,000	392	5/11/63	200 bp — Monthly	60
CMBX NA A.6 Index	A/P	1,015	20,000	872	5/11/63	200 bp — Monthly	151
CMBX NA BBB–.6 Index	BBB–/P	760	6,000	968	5/11/63	300 bp — Monthly	(204)
CMBX NA BBB–.6 Index	BBB–/P	802	7,000	1,129	5/11/63	300 bp — Monthly	(323)
CMBX NA BBB–.6 Index	BBB–/P	2,065	18,000	2,903	5/11/63	300 bp — Monthly	(828)
CMBX NA BBB–.6 Index	BBB–/P	3,807	35,000	5,646	5/11/63	300 bp — Monthly	(1,818)
CMBX NA BBB–.6 Index	BBB–/P	24,378	228,000	36,776	5/11/63	300 bp — Monthly	(12,265)
CMBX NA BBB–.6 Index	BBB–/P	33,152	229,000	36,938	5/11/63	300 bp — Monthly	(3,652)
CMBX NA BBB–.6 Index	BBB–/P	38,943	269,000	43,390	5/11/63	300 bp — Monthly	(4,290)
CMBX NA BBB–.7 Index	BBB–/P	3,952	50,000	4,255	1/17/47	300 bp — Monthly	(274)
CMBX NA BBB–.7 Index	BBB–/P	14,931	202,000	17,190	1/17/47	300 bp — Monthly	(2,142)
Goldman Sachs International
CMBX NA A.6 Index	A/P	309	6,000	262	5/11/63	200 bp — Monthly	50
CMBX NA A.6 Index	A/P	419	8,000	349	5/11/63	200 bp — Monthly	73
CMBX NA A.6 Index	A/P	1,170	23,000	1,003	5/11/63	200 bp — Monthly	177
CMBX NA A.6 Index	A/P	3,977	62,000	2,703	5/11/63	200 bp — Monthly	1,298
CMBX NA BBB–.6 Index	BBB–/P	260	3,000	484	5/11/63	300 bp — Monthly	(222)
CMBX NA BBB–.6 Index	BBB–/P	259	3,000	484	5/11/63	300 bp — Monthly	(223)
CMBX NA BBB–.6 Index	BBB–/P	422	5,000	807	5/11/63	300 bp — Monthly	(382)
CMBX NA BBB–.6 Index	BBB–/P	661	6,000	968	5/11/63	300 bp — Monthly	(303)
CMBX NA BBB–.6 Index	BBB–/P	591	7,000	1,129	5/11/63	300 bp — Monthly	(534)
CMBX NA BBB–.6 Index	BBB–/P	365	7,000	1,129	5/11/63	300 bp — Monthly	(760)
CMBX NA BBB–.6 Index	BBB–/P	633	8,000	1,290	5/11/63	300 bp — Monthly	(653)
CMBX NA BBB–.6 Index	BBB–/P	990	9,000	1,452	5/11/63	300 bp — Monthly	(456)
CMBX NA BBB–.6 Index	BBB–/P	435	9,000	1,452	5/11/63	300 bp — Monthly	(1,011)
CMBX NA BBB–.6 Index	BBB–/P	1,218	10,000	1,613	5/11/63	300 bp — Monthly	(390)
CMBX NA BBB–.6 Index	BBB–/P	1,160	14,000	2,258	5/11/63	300 bp — Monthly	(1,090)
CMBX NA BBB–.6 Index	BBB–/P	1,671	15,000	2,420	5/11/63	300 bp — Monthly	(739)
CMBX NA BBB–.6 Index	BBB–/P	2,221	16,000	2,581	5/11/63	300 bp — Monthly	(350)
CMBX NA BBB–.6 Index	BBB–/P	1,090	16,000	2,581	5/11/63	300 bp — Monthly	(1,481)
CMBX NA BBB–.6 Index	BBB–/P	878	18,000	2,903	5/11/63	300 bp — Monthly	(2,015)
CMBX NA BBB–.6 Index	BBB–/P	2,923	27,000	4,355	5/11/63	300 bp — Monthly	(1,416)
CMBX NA BBB–.6 Index	BBB–/P	3,376	36,000	5,807	5/11/63	300 bp — Monthly	(2,409)
CMBX NA BBB–.6 Index	BBB–/P	4,360	58,000	9,355	5/11/63	300 bp — Monthly	(4,962)
CMBX NA BBB–.7 Index	BBB–/P	695	8,000	681	1/17/47	300 bp — Monthly	19
CMBX NA BBB–.7 Index	BBB–/P	1,448	17,000	1,447	1/17/47	300 bp — Monthly	11
CMBX NA BBB–.7 Index	BBB–/P	1,478	20,000	1,702	1/17/47	300 bp — Monthly	(212)
JPMorgan Securities LLC
CMBX NA BBB–.6 Index	BBB–/P	1,189	8,000	1,290	5/11/63	300 bp — Monthly	(97)
CMBX NA A.6 Index	A/P	145	3,000	131	5/11/63	200 bp — Monthly	15

28 Putnam VT Multi-Asset Absolute Return Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6 Index	A/P	$228	$5,000	$218	5/11/63	200 bp — Monthly	$12
CMBX NA A.6 Index	A/P	253	5,000	218	5/11/63	200 bp — Monthly	37
CMBX NA A.6 Index	A/P	307	6,000	262	5/11/63	200 bp — Monthly	48
CMBX NA BBB–.6 Index	BBB–/P	131	1,000	161	5/11/63	300 bp — Monthly	(30)
CMBX NA BBB–.6 Index	BBB–/P	375	3,000	484	5/11/63	300 bp — Monthly	(107)
CMBX NA BBB–.6 Index	BBB–/P	364	3,000	484	5/11/63	300 bp — Monthly	(119)
CMBX NA BBB–.6 Index	BBB–/P	747	5,000	807	5/11/63	300 bp — Monthly	(56)
CMBX NA BBB–.6 Index	BBB–/P	660	6,000	968	5/11/63	300 bp — Monthly	(304)
CMBX NA BBB–.6 Index	BBB–/P	645	6,000	968	5/11/63	300 bp — Monthly	(319)
CMBX NA BBB–.6 Index	BBB–/P	645	6,000	968	5/11/63	300 bp — Monthly	(319)
CMBX NA BBB–.6 Index	BBB–/P	945	8,000	1,290	5/11/63	300 bp — Monthly	(340)
CMBX NA BBB–.6 Index	BBB–/P	1,554	10,000	1,613	5/11/63	300 bp — Monthly	(53)
CMBX NA BBB–.6 Index	BBB–/P	1,138	12,000	1,936	5/11/63	300 bp — Monthly	(791)
CMBX NA BBB–.6 Index	BBB–/P	1,737	12,000	1,936	5/11/63	300 bp — Monthly	(191)
CMBX NA BBB–.6 Index	BBB–/P	2,952	20,000	3,226	5/11/63	300 bp — Monthly	(263)
CMBX NA BBB–.6 Index	BBB–/P	3,242	23,000	3,710	5/11/63	300 bp — Monthly	(454)
CMBX NA BBB–.6 Index	BBB–/P	2,837	25,000	4,033	5/11/63	300 bp — Monthly	(1,181)
CMBX NA BBB–.6 Index	BBB–/P	3,028	27,000	4,355	5/11/63	300 bp — Monthly	(1,311)
CMBX NA BBB–.6 Index	BBB–/P	2,966	27,000	4,355	5/11/63	300 bp — Monthly	(1,374)
CMBX NA BBB–.6 Index	BBB–/P	6,782	48,000	7,742	5/11/63	300 bp — Monthly	(932)
CMBX NA BBB–.6 Index	BBB–/P	6,108	51,000	8,226	5/11/63	300 bp — Monthly	(2,089)
CMBX NA BBB–.6 Index	BBB–/P	6,641	55,000	8,872	5/11/63	300 bp — Monthly	(2,198)
CMBX NA BBB–.6 Index	BBB–/P	12,194	88,000	14,194	5/11/63	300 bp — Monthly	(1,949)
CMBX NA BBB–.6 Index	BBB–/P	13,423	95,000	15,324	5/11/63	300 bp — Monthly	(1,846)
CMBX NA BBB–.6 Index	BBB–/P	38,177	217,000	35,002	5/11/63	300 bp — Monthly	3,301
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	21,399	191,000	30,808	5/11/63	300 bp — Monthly	(9,298)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	5,256	38,000	6,129	5/11/63	300 bp — Monthly	(851)
CMBX NA BBB–.6 Index	BBB–/P	229	2,000	323	5/11/63	300 bp — Monthly	(92)
CMBX NA BBB–.6 Index	BBB–/P	1,720	12,000	1,936	5/11/63	300 bp — Monthly	(209)
Upfront premium received		351,548	Unrealized appreciation				5,252
Upfront premium (paid)		—	Unrealized (depreciation)				(82,470)
Total		$351,548	Total				$(77,218)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(327)	$2,000	$364	1/17/47	(500 bp) — Monthly	$35
CMBX NA BB.9 Index	(924)	6,000	1,147	9/17/58	(500 bp) — Monthly	217
CMBX NA BB.9 Index	(928)	6,000	1,147	9/17/58	(500 bp) — Monthly	213
CMBX NA BB.9 Index	(470)	3,000	574	9/17/58	(500 bp) — Monthly	101
Credit Suisse International
CMBX NA BB.7 Index	(1,447)	82,000	23,050	5/11/63	(500 bp) — Monthly	21,523
CMBX NA BB.7 Index	(1,151)	7,000	1,274	1/17/47	(500 bp) — Monthly	116
CMBX NA BB.9 Index	(1,437)	9,000	1,721	9/17/58	(500 bp) — Monthly	275

Putnam VT Multi-Asset Absolute Return Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BB.9 Index	$(308)	$2,000	$382	9/17/58	(500 bp) — Monthly	$72
CMBX NA BB.9 Index	(156)	1,000	191	9/17/58	(500 bp) — Monthly	34
Goldman Sachs International
CMBX NA BB.6 Index	(5,422)	53,000	14,898	5/11/63	(500 bp) — Monthly	9,425
CMBX NA BB.7 Index	(757)	5,000	910	1/17/47	(500 bp) — Monthly	149
CMBX NA BB.6 Index	(2,776)	19,000	5,341	5/11/63	(500 bp) — Monthly	2,546
CMBX NA BB.7 Index	(10,482)	62,000	11,284	1/17/47	(500 bp) — Monthly	741
CMBX NA BB.7 Index	(3,286)	18,000	3,276	1/17/47	(500 bp) — Monthly	(28)
CMBX NA BB.7 Index	(1,638)	10,000	1,820	1/17/47	(500 bp) — Monthly	172
JPMorgan Securities LLC
CMBX NA BB.7 Index	(775)	4,000	728	1/17/47	(500 bp) — Monthly	(51)
CMBX NA BB.6 Index	(281)	2,000	562	5/11/63	(500 bp) — Monthly	279
CMBX NA BB.7 Index	(3,322)	18,000	3,276	1/17/47	(500 bp) — Monthly	(63)
CMBX NA BB.7 Index	(1,299)	8,000	1,456	1/17/47	(500 bp) — Monthly	149
CMBX NA BB.7 Index	(1,096)	7,000	1,274	1/17/47	(500 bp) — Monthly	171
CMBX NA BB.7 Index	(785)	5,000	910	1/17/47	(500 bp) — Monthly	120
CMBX NA BBB–.7 Index	(14,260)	130,000	11,063	1/17/47	(300 bp) — Monthly	(3,273)
CMBX NA BBB–.7 Index	(2,567)	23,000	1,957	1/17/47	(300 bp) — Monthly	(623)
CMBX NA BBB–.7 Index	(592)	11,000	936	1/17/47	(300 bp) — Monthly	338
CMBX NA BBB–.7 Index	(1,048)	10,000	851	1/17/47	(300 bp) — Monthly	(202)
CMBX NA BBB–.7 Index	(441)	6,000	511	1/17/47	(300 bp) — Monthly	66
CMBX NA BBB–.7 Index	(441)	6,000	511	1/17/47	(300 bp) — Monthly	66
CMBX NA BBB–.7 Index	(271)	3,000	255	1/17/47	(300 bp) — Monthly	(18)
Merrill Lynch International
CMBX NA BB.9 Index	(938)	6,000	1,147	9/17/58	(500 bp) — Monthly	203
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(3,872)	38,000	3,234	1/17/47	(300 bp) — Monthly	(660)
Upfront premium received	—		Unrealized appreciation			37,011
Upfront premium (paid)	(63,497)		Unrealized (depreciation)			(4,918)
Total	$(63,497)		Total			$32,093

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 31 Index	B+/P	$(246,249)	$4,163,000	$82,981	12/20/23	500 bp —	$(156,330)
						Quarterly
Total		$(246,249)					$(156,330)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

30 Putnam VT Multi-Asset Absolute Return Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 31 Index	$148,169	$2,395,000	$47,740	12/20/23	(500 bp) — Quarterly	$96,438

Total	$148,169					$96,438

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$105,454	$211,511	$—
Capital goods	—	92,515	—
Communication services	52,509	165,985	—
Consumer cyclicals	155,450	169,944	—
Consumer staples	49,849	95,078	—
Energy	119,076	59,915	—
Financials	306,797	437,351	—
Health care	30,249	18,277	—
Technology	143,108	380,365	—
Transportation	34,235	15,837	—
Utilities and power	50,428	54,161	—
Total common stocks	1,047,155	1,700,939	—
Asset-backed securities	—	240,000	—
Commodity linked notes	—	2,662,162	—
Corporate bonds and notes	—	108,604	—
Foreign government and agency bonds and notes	—	215,047	—
Investment companies	2,480,963	—	—
Mortgage-backed securities	—	1,803,317	—
Purchased options outstanding	—	242,029	—
U.S. government and agency mortgage obligations	—	2,018,828	—
U.S. treasury obligations	—	153,598	—
Warrants	—	101,742	—
Short-term investments	6,710,990	11,024,317	—
Totals by level	$10,239,108	$20,270,583	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(72,572)	$—
Futures contracts	274,780	—	—
Written options outstanding	—	(11,661)	—
Written swap options outstanding	—	(244)	—
Forward premium swap option contracts	—	(1,225)	—
Interest rate swap contracts	—	(5,439)	—
Total return swap contracts	—	347,800	—
Credit default contracts	—	(294,988)	—
Totals by level	$274,780	$(38,329)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund 31

Statement of assets and liabilities
12/31/18

Assets
Investment in securities, at value, including $41,121 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $17,683,502)	$17,696,101
Affiliated issuers (identified cost $6,153,590) (Notes 1 and 5)	6,153,590
Repurchase agreements (identified cost $6,660,000)	6,660,000
Cash	1,546
Foreign currency (cost $17,177) (Note 1)	17,240
Dividends, interest and other receivables	76,685
Receivable for shares of the fund sold	2,390
Receivable for investments sold	633,285
Receivable from Manager (Note 2)	14,439
Receivable for variation margin on futures contracts (Note 1)	68,298
Receivable for variation margin on centrally cleared swap contracts (Note 1)	46,926
Unrealized appreciation on forward currency contracts (Note 1)	39,928
Unrealized appreciation on forward premium swap option contracts (Note 1)	26
Unrealized appreciation on OTC swap contracts (Note 1)	1,820,101
Premium paid on OTC swap contracts (Note 1)	63,497
Total assets	33,294,052

Liabilities
Payable for investments purchased	863,438
Payable for purchases of TBA securities (Note 1)	1,989,896
Payable for shares of the fund repurchased	84,986
Payable for custodian fees (Note 2)	45,412
Payable for investor servicing fees (Note 2)	2,780
Payable for Trustee compensation and expenses (Note 2)	3,235
Payable for administrative services (Note 2)	294
Payable for distribution fees (Note 2)	5,804
Payable for variation margin on futures contracts (Note 1)	196
Payable for variation margin on centrally cleared swap contracts (Note 1)	45,045
Unrealized depreciation on forward currency contracts (Note 1)	112,500
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,251
Unrealized depreciation on OTC swap contracts (Note 1)	1,517,426
Premium received on OTC swap contracts (Note 1)	351,548
Written options outstanding, at value (premiums $15,626) (Note 1)	11,905
Collateral on securities loaned, at value (Note 1)	42,600
Collateral on certain derivative contracts, at value (Notes 1 and 8)	753,598
Other accrued expenses	90,558
Total liabilities	5,922,472

Net assets	$27,371,580

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$28,836,765
Total distributable earnings (Note 1)	(1,465,185)
Total — Representing net assets applicable to capital shares outstanding	$27,371,580

Computation of net asset value Class IA
Net assets	$12,171
Number of shares outstanding	1,267
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.61

Computation of net asset value Class IB
Net assets	$27,359,409
Number of shares outstanding	2,889,697
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.47

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Multi-Asset Absolute Return Fund

Statement of operations
Year ended 12/31/18

Investment income
Interest (including interest income of $137,068 from investments in affiliated issuers) (Note 5)	$552,584
Dividends (net of foreign tax of $15,786)	166,509
Securities lending (net of expenses) (Notes 1 and 5)	3,422
Total investment income	722,515

Expenses
Compensation of Manager (Note 2)	220,104
Investor servicing fees (Note 2)	21,349
Custodian fees (Note 2)	82,754
Trustee compensation and expenses (Note 2)	1,589
Distribution fees (Note 2)	76,188
Administrative services (Note 2)	863
Auditing and tax fees	90,929
Other	40,973
Fees waived and reimbursed by Manager (Note 2)	(183,603)
Total expenses	351,146

Expense reduction (Note 2)	(1,037)
Net expenses	350,109

Net investment income	372,406

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(911,553)
Foreign currency transactions (Note 1)	(7,888)
Forward currency contracts (Note 1)	(138,964)
Futures contracts (Note 1)	(533,303)
Swap contracts (Note 1)	(936,464)
Written options (Note 1)	93,462
Total net realized loss	(2,434,710)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(876,108)
Assets and liabilities in foreign currencies	(6)
Forward currency contracts	(15,963)
Futures contracts	262,995
Swap contracts	323,629
Written options	(37,780)
Total change in net unrealized depreciation	(343,233)

Net loss on investments	(2,777,943)

Net decrease in net assets resulting from operations	$(2,405,537)

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund 33

Statement of changes in net assets

	Year ended	Year ended
	12/31/18	12/31/17
Increase (decrease) in net assets
Operations:
Net investment income	$372,406	$249,776
Net realized gain (loss) on investments and foreign currency transactions	(2,434,710)	1,941,951
Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(343,233)	20,557
Net increase (decrease) in net assets resulting from operations	(2,405,537)	2,212,284
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(103)	—
Class IB	(98,131)	—
From net realized long-term gain on investments
Class IA	(723)	—
Class IB	(1,185,023)	—
From return of capital
Class IA	(36)	—
Class IB	(45,771)	—
Decrease from capital share transactions (Note 4)	(2,133,707)	(16,614)
Total increase (decrease) in net assets	(5,869,031)	2,195,670
Net assets:
Beginning of year	33,240,611	31,044,941
End of year (Note 1)	$27,371,580	$33,240,611

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Multi-Asset Absolute Return Fund

Financial highlights (For a common share outstanding throughout the period)
INVESTMENT OPERATIONS:						LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From Net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]
Class IA
12/31/18	$10.88	.15	(.95)	(.80)	(.06)	(.39)	(.02)	(.47)	$9.61	(7.57)	$12.90		1.45	449
12/31/17	10.15	.10	.63	.73	—	—	—	—	10.88	7.19	20.90		.98	576
12/31/16	10.46	.09	—	.09	(.38)	—	(.02)	(.40)	10.15	.93	11.90		.86	503
12/31/15	10.78	.06	(.08)	(.02)	(.04)	(.26)	—	(.30)	10.46	(.22)	21.90		.58	520
12/31/14	10.49	.05	.38	.43	(.14)	—	—	(.14)	10.78	4.12	11.90		.46	317
Class IB
12/31/18	$10.73	.12	(.94)	(.82)	(.03)	(.39)	(.02)	(.44)	$9.47	(7.84)	$27,359	1.15	1.22	449
12/31/17	10.03	.08	.62	.70	—	—	—	—	10.73	6.98	33,221	1.15	.76	576
12/31/16	10.35	.06	(.01)	.05	(.35)	—	(.02)	(.37)	10.03	.60	31,034	1.15	.61	503
12/31/15	10.67	.03	(.07)	(.04)	(.02)	(.26)	—	(.28)	10.35	(.44)	33,818	1.15	.33	520
12/31/14	10.41	.02	.38	.40	(.14)	—	—	(.14)	10.67	3.86	25,220	1.15	.22	317

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets
12/31/18	0.60%
12/31/17	0.45
12/31/16	0.51
12/31/15	0.44
12/31/14	0.50

f Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund 35

Notes to financial statements 12/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through December 31, 2018.

Putnam VT Multi-Asset Absolute Return Fund (formerly known as Putnam VT Absolute Return 500 Fund) (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale

36 Putnam VT Multi-Asset Absolute Return Fund

restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $6,793,200, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are to hedge foreign exchange risk, and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Putnam VT Multi-Asset Absolute Return Fund 37

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

38 Putnam VT Multi-Asset Absolute Return Fund

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $473,455 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $398,050 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $42,600 and the value of securities loaned amounted to $41,121.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,258,297	$—	$1,258,297

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, , from straddle loss deferrals, from net operating loss, from income on swap contracts, from interest-only securities, and from real estate mortgage investment conduits.

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $640,568 to decrease undistributed net investment income, $206,179 to decrease paid-in capital and $846,747 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,702,397
Unrealized depreciation	(2,906,222)
Net unrealized depreciation	(203,825)
Capital loss carryforward	(1.258,297)
Cost for federal income tax purposes	$30,949,809

For the fiscal year ended December 31, 2017, the fund had undistributed net investment income of $191,561.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will

Putnam VT Multi-Asset Absolute Return Fund 39

be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 55.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.721% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $27,866 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $155,737 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$12
Class IB	21,337
Total	$21,349

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $444 under the expense offset arrangements and by $593 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $21, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$56,811,090	$54,867,655
U.S. government securities
(Long-term)	—	—
Total	$56,811,090	$54,867,655

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

40 Putnam VT Multi-Asset Absolute Return Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/18		Year ended 12/31/17		Year ended 12/31/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	755	$8,055	349,480	$3,511,771	1,030,038	$10,629,005
Shares issued in connection with
reinvestment of distributions	85	862	—	—	133,025	1,328,925	—	—
	85	862	755	8,055	482,505	4,840,696	1,030,038	10,629,005
Shares repurchased	(654)	(6,593)	(3)	(29)	(689,651)	(6,968,672)	(1,026,459)	(10,653,645)
Net increase (decrease)	(569)	$(5,731)	752	$8,026	(207,146)	$(2,127,976)	3,579	$(24,640)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

		Percentage
	Shares owned	of ownership	Value
Class IA	1,134	89.50%	$10,898

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	12/31/18
Short-term investments
Putnam Cash Collateral Pool, LLC*	$708,475	$26,730,865	$27,396,740	$21,267	$42,600
Putnam Short Term Investment
Fund**	5,958,161	2,152,829	2,000,000	137,068	6,110,990
Total Short-term investments	$6,666,636	$28,883,694	$29,396,740	$158,335	$6,153,590

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$14,000
Purchased currency options (contract amount)	$1,200,000
Purchased swap option contracts (contract amount)	$1,000,000
Written equity option contracts (contract amount)	$150,000
Written currency options (contract amount)	$1,100,000
Written swap option contracts (contract amount)	$1,200,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$17,900,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$28,000,000
OTC total return swap contracts (notional)	$90,500,000
Centrally cleared total return swap contracts (notional)	$—*
OTC credit default contracts (notional)	$3,000,000
Centrally cleared credit default contracts (notional)	$4,000,000
Warrants (number of warrants)	22,000

*For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Putnam VT Multi-Asset Absolute Return Fund 41

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$185,509*	Unrealized depreciation	$480,497*
Foreign exchange contracts	Investments, Receivables	62,035	Payables	119,946
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	2,169,809*	Unrealized depreciation	1,608,409*
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	460,848*	Unrealized depreciation	89,127*
Total		$2,878,201		$2,297,979

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,701	$3,701
Foreign exchange contracts	—	(16,642)	—	(138,964)	—	(155,606)
Equity contracts	(1,428)	(131,262)	(445,952)	—	(807,690)	(1,386,332)
Interest rate contracts	—	34,448	(87,351)	—	(132,475)	(185,378)
Total	$(1,428)	$(113,456)	$(533,303)	$(138,964)	$(936,464)	$(1,723,615)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(69,712)	$(69,712)
Foreign exchange contracts	—	457	—	(15,963)	—	(15,506)
Equity contracts	(16,170)	123,865	(137,697)	—	393,490	363,488
Interest rate contracts	—	(37,651)	400,692	—	(149)	362,892
Total	$(16,170)	$86,671	$262,995	$(15,963)	$323,629	$641,162

42 Putnam VT Multi-Asset Absolute Return Fund

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Putnam VT Multi-Asset Absolute Return Fund 43

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$44,905	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$44,905
OTC Total return
swap contracts*#	599,398	95,903	—	412,403	—	471	292,125	—	376,718	820	—	—	—	—	—	—	—	1,777,838
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	3,215	26,519	37,366	—	—	24,137	1,141	—	3,212	—	—	—	—	95,590
Centrally cleared credit
default contracts§	—	—	2,021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,021
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	68,298	—	—	—	—	—	68,298
Forward currency contracts#	1,767	69	—	664	—	—	11,626	4,188	3,437	—	—	—	—	1,730	9,139	5,046	2,262	39,928
Forward premium swap
option contracts #	14	—	—	12	—	—	—	—	—	—	—	—	—	—	—	—	—	26
Purchased options**#	78,629	—	—	85,343	—	—	3,434	—	74,623	—	—	—	—	—	—	—	—	242,029
Repurchase agreements**	—	—	—	—	—	—	—	—	—	—	—	6,660,000	—	—	—	—	—	6,660,000
Total Assets	$679,808	$95,972	$46,926	$498,422	$3,215	$26,990	$344,551	$4,188	$454,778	$24,957	$1,141	$6,728,298	$3,212	$1,730	$9,139	$5,046	$2,262	$8,930,635
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	45,045	—	—	—	—	—	—	—	—	—	—	—	—	—	—	45,045
OTC Total return
swap contracts*#	548,278	45	—	532,070	—	1,253	334,880	—	50	—	—	—	—	—	—	13,462	—	1,430,038
OTC Credit default contracts —
protection sold*#	1,768	3,399	—	—	61,394	149,839	50,989	—	—	122,323	30,697	—	8,357	—	—	—	—	428,766
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	196	—	—	—	—	—	196
Forward currency contracts#	10,406	7,813	—	8,803	—	16,306	31,024	9,838	8,619	—	—	—	—	4,048	10,116	3,282	2,245	112,500
Forward premium swap
option contracts #	399	—	—	133	—	—	41	—	678	—	—	—	—	—	—	—	—	1,251
Written swap options #	—	48	—	167	—	—	—	—	29	—	—	—	—	—	—	—	—	244
Written options #	3,331	—	—	5,806	—	—	1,218	—	1,306	—	—	—	—	—	—	—	—	11,661
Total Liabilities	$564,182	$11,305	$45,045	$546,979	$61,394	$167,398	$418,152	$9,838	$10,682	$122,323	$30,697	$196	$8,357	$4,048	$10,116	$16,744	$2,245	$2,029,701
Total Financial and Derivative
Net Assets	$115,626	$84,667	$1,881	$(48,557)	$(58,179)	$(140,408)	$(73,601)	$(5,650)	$444,096	$(97,366)	$(29,556)	$6,728,102	$(5,145)	$(2,318)	$(977)	$(11,698)	$17	$6,900,934
Total collateral
received (pledged)†##	$115,626	$84,667	$—	$(48,557)	$—	$(111,797)	$(73,601)	$—	$444,096	$—	$—	$6,728,102	$—	$—	$—	$—	$—
Net amount	$—	$—	$1,881	$—	$(58,179)	$(28,611)	$—	$(5,650)	$—	$(97,366)	$(29,556)	$—	$(5,145)	$(2,318)	$(977)	$(11,698)	$17
Controlled collateral received
(including TBA commitments)**	$153,598	$120,000	$—	$—	$—	$—	$—	$—	$480,000	$—	$—	$—	$—	$—	$—	$—	$—	$753,598
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,793,200	$—	$—	$—	$—	$—	$6,793,200
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(71,690)	$—	$(111,797)	$(214,563)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(398,050)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $290,344 and $230,991, respectively.

44 Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Asset Absolute Return Fund 45

Note 9 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Federal tax information (Unaudited)

For the reporting period, a portion of the fund’s distribution represents a return of capital and is therefore not taxable to shareholders.

46 Putnam VT Multi-Asset Absolute Return Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times.* Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts, and former Director of Beth Israel Deaconess Care Organization. Until November 2010, Director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services. Founder and President of New Generation Advisors, LLC, a registered investment advisor to private funds. Director of The Boston Family Office, LLC, a registered investment advisor.	None

Putnam VT Multi-Asset Absolute Return Fund 47

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2018, there were 99 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

48 Putnam VT Multi-Asset Absolute Return Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
100 Federal Street	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02110
Independent Registered
Marketing Services	Public Accounting Firm
Putnam Retail Management	PricewaterhouseCoopers LLP
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Multi-Asset Absolute Return Fund 49

This report has been prepared for the shareholders
of Putnam VT Multi-Asset Absolute Return Fund.	VTAN110 315007 2/19

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2018	$73,326	$81*	$18,445	$ —
December 31, 2017	$73,186	$ —	$11,176	$45

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2018 and December 31, 2017, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $635,009 and $393,752 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2018	$ —	$616,482	$ —	$ —

December 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2019